As filed with the U.S. Securities and Exchange Commission on August 17, 2023

File No. 333-123467

File No. 811-21732

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 52	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 54	☑

(Check appropriate box or boxes.)

MERCER FUNDS

(Exact Name of Registrant as Specified in Charter)

99 High Street Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 747-9500

Caroline Hulme, Esq.

Mercer Investments LLC

99 High Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Please send copies of all communications to:

Patrick W. D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(202) 261-3300

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☑	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion – Dated [__________], 2023

MERCER FUNDS™

Mercer Short Duration Fixed Income Fund (Adviser Class: [ ]) (Class I: [ ]) (Class Y-2: [ ]) (Class Y-3: [ ])

Prospectus

[__________], 2023

This prospectus offers Adviser Class, Class I, Class Y-2 and Class Y-3 shares in the Mercer Short Duration Fixed Income Fund (the “Fund”), a separate investment series of the Mercer Funds (the “Trust”). This prospectus contains information about the Adviser Class, Class I, Class Y-2 and Class Y-3 shares of the Fund that you should read carefully before you invest.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

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Contents

Page

Summary of the Fund	[1]

Mercer Short Duration Fixed Income Fund	[1]

Important Additional Information	[7]

Purchase and Sale of Fund Shares	[7]

Payments to Broker/Dealers and Other Financial Intermediaries	[7]

Details about the Fund	[8]

The Manager of Managers Structure	[8]

Investment Objective and Principal Investment Strategies	[8]

Risks of the Fund	[11]

Cash and Short-Term Investments	[17]

Temporary Defensive Positions	[17]

Cyber Security Risk	[17]

Disclosure of Portfolio Holdings	[18]

Additional Information	[18]

Who Manages the Fund	[18]

Investment Adviser and the Subadvisers	[18]

Administrative Services	[19]

Pricing of Fund Shares	[20]

Purchasing and Selling Fund Shares	[20]

Selecting an Appropriate Share Class	[20]

Distribution and Shareholder Services (12b-1) Plan	[22]

Shareholder Administrative Services Plan and Shareholder Administrative Services Agreement	[22]

Additional Payments to Intermediaries	[22]

Purchasing Shares	[22]

Purchasing Adviser Class and Class I Shares	[23]

Purchasing Class Y-2 Shares	[23]

Purchasing Class Y-3 Shares	[23]

Customer Identification	[23]

Selling Shares	[23]
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Payments by the Fund	[23]

Redemptions by the Fund	[23]

Exchanging Shares	[24]

Frequent Trading of Fund Shares	[24]

Fund Distributions and Taxes	[25]

Dividends and Distributions	[25]

Taxes	[26]

Financial Highlights	[28]
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Summary of the Fund

Mercer Short Duration Fixed Income Fund

Investment Objective

The investment objective of the Fund is to provide total return, consisting of both current income and capital appreciation.

Fees and Expenses

These tables summarize the fees and expenses that you may pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

	Adviser Class	Class I	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)	0.13%	0.13%	0.13%	0.13%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(2)	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.90%	0.65%	0.55%	0.40%
Less Fee Waivers(1)(3)	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Net Annual Fund Operating Expenses	0.70%	0.45%	0.35%	0.20%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	“Other Expenses” include custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown are based on estimated amounts for the Fund’s current fiscal year, as the Fund had not commenced operations as of the date of this prospectus.

(3)	The Adviser has also contractually agreed, until at least July 31, 2025, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described in footnote (1) above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2025 without the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2025).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Adviser Class	$72	$267	$479	$1,089
Class I	$46	$188	$342	$791
Class Y-2	$36	$156	$287	$670
Class Y-3	$20	$108	$204	$486

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of operating history. Because the Fund has not commenced operations as of the date of this prospectus, no portfolio turnover rate information is available.

Principal Investment Strategies

In seeking to achieve the Fund’s investment objective of total return, the Fund invests in fixed income securities of U.S. and non-U.S. issuers. The Fund invests primarily in U.S. dollar-denominated, investment grade bonds, including government securities, corporate bonds, and securitized bonds such as mortgage- and asset-backed securities, among others. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change. The Fund also may invest a significant portion of its assets in any combination of non-investment grade bonds (sometimes called “high yield” or “junk bonds”), non-U.S. dollar denominated bonds, and bonds issued by issuers in emerging capital markets. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may invest in derivative instruments, such as options, futures, and swap agreements. The Fund may engage in transactions in derivatives for a variety of purposes, including changing the investment characteristics of its portfolio, enhancing total returns, or as a substitute for taking a position in the underlying asset. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The Fund’s duration will typically fall between one and three years. Depending on market conditions, the Fund may be managed to maintain a duration within 20% of the duration of the Bloomberg U.S. 1-3 Year Government/Credit Bond Index (as of 2023, the duration of the Index was [ ] years). Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risk Factors

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in the order of magnitude. An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Loss of money is a risk of investing in the Fund.

Credit Risk. Issuers of debt securities may be unable, unwilling, or perceived to be unwilling to make the required payments of interest and/or principal at the time that such payments are due. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values and liquidity of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Fixed-Income Securities Risk. Fixed-income securities are affected by changes in interest rates and credit quality. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Interest Rate Risk. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. The Fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, and because the Federal Reserve Board may continue to raise interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the subadviser might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.

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Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market or interest rate trends, which can result in losses to the Fund.

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions, natural disasters, epidemics and pandemics, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs and capital gains (which could increase taxes and, consequently, reduce returns).

U.S. Government Securities Risk. U.S. government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration or Ginnie Mae, present lower credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Counterparty Risk. The issuer or guarantor of a fixed income security, the counterparty to a derivatives contract, or a borrower of the Fund’s securities may be unwilling or unable to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

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Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

LIBOR Transition Risk. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to the commonly used London Interbank Offered Rate (“LIBOR”), which may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund. On March 5, 2021, the UK’s Financial Conduct Authority (“FCA”), which regulates LIBOR, publicly announced that all U.S. Dollar LIBOR settings will either cease to be provided by any administrator or will no longer be representative (i) immediately after December 31, 2021 for one-week and two-month U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establish benchmark replacements based on Secured Overnight Financing Rate (“SOFR”) and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments.

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Rule 144A Securities Risk. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when the subadviser might wish to sell.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are securities representing interests in pools of mortgage loans. These securities generally provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and the Fund may be forced to reinvest in obligations with lower yields than the original obligations. Mortgage-and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of mortgage-and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Asset-backed securities are securities for which the payments of interest and/or principal are backed by loans, leases, and other receivables. Asset-backed securities are subject to many of the same types of risks as mortgage-backed securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Call or Prepayment Risk. During periods of falling interest rates, issuers of callable securities may call or repay securities with higher interest rates before their maturity dates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of interest income expected on its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. Early repayment of principal of mortgage-related securities could have the same effect.

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with

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emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Foreign Investments Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, and social conditions in those countries.

High Yield Securities Risk. Securities rated “BB” or below by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”) or “Ba” or below by Moody’s Investors Service, Inc. (“Moody’s”) are known as “high yield” securities and are commonly referred to as “junk bonds.” These securities generally have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates or individual corporate developments, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make required payments of interest or principal. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

The Fund is not intended to serve as a complete investment program.

Performance of the Fund

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Fund Management

Investment Adviser:

Mercer Investments LLC

Subadvisers and Portfolio Managers:

The individuals listed below are jointly and primarily responsible for the day-to-day management of their allocated portions of the Fund’s portfolio.

Voya Investment Management Co. LLC (“Voya IM”)

●	Sean Banai, CFA, Managing Director and Portfolio Manager, Head of Portfolio Management for the fixed-income platform, joined Voya in 1999. Mr. Banai began managing Voya IM’s allocated portion of the Fund’s portfolio since inception in 2023.
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●	David Goodson, Managing Director and Head of Securitized Fixed Income, Senior Portfolio Manager, joined Voya IM in 2002. Mr. Goodson began managing Voya IM’s allocated portion of the Fund’s portfolio since inception in 2023.
●	Anil Katarya, CFA, Managing Director and Global Head of Investment Grade Credit, joined Voya IM in 2000. Mr. Kararya began managing Voya’s allocated portion of the Fund’s portfolio since inception in 2023.
●	Rajen Jadav, CFA, Vice President and Portfolio Manager, joined Voya IM in 2019. Mr. Jadav began managing Voya IM’s allocated portion of the Fund’s portfolio since inception in 2023.

Aristotle Pacific Capital, LLC (“Aristotle Pacific”)

●	David Weismiller, CFA, Senior Managing Director and Portfolio Manager, has been with Aristotle Pacific (formerly Pacific Asset Management LLC) since 2007. Mr. Weismiller began managing Aristotle Pacific’s allocated portion of the Fund’s portfolio since inception in 2023.
●	Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager, has been with Aristotle Pacific (formerly Pacific Asset Management LLC) since 2007. Mr. Marzouk began managing Aristotle Pacific’s allocated portion of the Fund’s portfolio since inception in 2023.
●	Ying Qiu, CFA, Managing Director and Portfolio Manager, has been with Aristotle Pacific (formerly Pacific Asset Management LLC) since 2016. Ms. Qiu began managing Aristotle Pacific’s allocated portion of the Fund’s portfolio since inception in 2023.

Merganser Capital Management, LLC (“Merganser”)

●	Andrew M. Smock, CFA, Managing Principal and Chief Investment Officer, joined Merganser in 2003. Mr. Smock began managing Merganser’s allocated portion of the Fund’s portfolio since inception in 2023.
●	Adam M. Ware, CFA, Principal and Portfolio Manager, joined Merganser in 2007. Mr. Ware began managing Merganser’s allocated portion of the Fund’s portfolio since inception in 2023.

Purchase and Sale of Fund Shares

For important information about the purchase and sale of Fund shares, please turn to the “Important Additional Information” section on page [ ] of this prospectus.

Tax Information

The Fund’s distributions generally are taxable as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an Individual Retirement Account, in which case you may be subject to federal income tax upon withdrawal from the tax-deferred account.

Financial Intermediary Compensation

For important information about financial intermediary compensation, please turn to the “Important Additional Information” section on page [ ] of this prospectus.

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Important Additional Information

Purchase and Sale of Fund Shares

Adviser Class, Class I, Class Y-2 and Class Y-3 shares each have different eligibility requirements, as presented below. Adviser Class and Class I shares are available to investors that invest in the Trust through a “Service Agent” such as a bank, broker-dealer, trust company, insurance company, financial planner, retirement plan administrator, mutual fund supermarket, and other similar types of third-party financial industry service providers that have entered into an agreement with MGI Funds Distributors, LLC (the “Distributor”) and/or the Adviser to sell shares of the Fund and/or provide shareholder services in respect of the Fund. Class Y-2 and Class Y-3 shares generally are available only to “Institutional Investors” which include, but are not limited to “Institutional Accounts” as defined under the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), as well as qualified employee benefit plans and other retirement savings plans, family offices and their clients, non-profit organizations, charitable trusts, foundations and endowments, accounts registered to bank trust departments, trust companies, registered investment advisers, and investment companies.

	Adviser Class	Class I	Class Y-2	Class Y-3
Eligibility Requirements	Investors that invest in the Trust through a Service Agent that has entered into an agreement with the Distributor to offer Adviser Class shares through a no-transaction fee network or platform.	Investors that invest in the Trust through a Service Agent acting solely as an agent on behalf of its customers pursuant to an agreement with the Distributor and/or the Adviser. The Service Agent may charge you a transaction fee in an amount determined and separately disclosed to you by the Service Agent.	Institutional Investors purchasing shares directly from the Trust, but who do not have an investment management agreement with the Adviser or an affiliate of the Adviser.	Institutional Investors purchasing shares directly from the Trust and who have entered into an investment management agreement with the Adviser or an affiliate of the Adviser.

You may purchase or redeem shares of the Fund on each day the New York Stock Exchange (the “Exchange”) is open for business.

You may purchase or redeem Adviser Class or Class I shares through your Service Agent. Eligible Institutional Investors that wish to buy Class Y-2 or Class Y-3 shares should contact the Adviser. Class Y-2 and Class Y-3 shares may be redeemed through the Adviser or State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), located at 1 Heritage Drive, North Quincy, Massachusetts 02171.

There is no minimum investment for eligible investors that are investing in Adviser Class, Class I, Class Y-2 or Class Y-3 shares.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank, insurance company, plan sponsor, or financial professional), the Fund and its related companies, such as the Distributor and/or the Adviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Details about the Fund

The Manager of Managers Structure

The Adviser is responsible for constructing and monitoring the asset allocation and portfolio strategies for the Fund, consistent with the Fund’s investment objective, strategies, and risks. The Adviser believes that it is possible to enhance shareholder value by using one or more subadvisory firms to manage the assets of the Fund. Therefore, the Adviser manages the Fund using a “manager of managers” approach by selecting one or more subadvisers to manage the assets of the Fund, based upon the Adviser’s evaluation of the subadviser’s expertise and performance in managing the asset class in which the Fund will invest. The Adviser determines the percentage of the Fund’s portfolio allocated to each subadviser in order to seek to achieve the Fund’s investment objective.

Securities are selected for the Fund’s portfolio using a combination of traditional and fundamental investment tools and/or quantitative analysis. The Fund generally relies on the professional judgment of its subadvisers to make decisions about the Fund’s portfolio holdings, and each subadviser employs its own proprietary processes and disciplines to select securities and manage an allocated portion of the Fund’s investment portfolio. Each subadviser acts independently from the others and has discretion to invest its allocated portion of the Fund’s assets. A description of the Fund’s current subadvisers and the subadvisers’ individual securities selection processes can be found in the next section.

Investment Objectives and Principal Investment Strategies

The Fund seeks to achieve its own distinct investment objective, as described below. The Fund’s investment objective may be changed by the Board of Trustees of the Trust without shareholder approval (although the Fund will provide advance notice to shareholders before any such change takes effect). There can be no guarantee that the Fund will achieve its investment objective.

Mercer Short Duration Fixed Income Fund

Investment Objective

The investment objective of the Fund is to provide total return, consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund’s investment objective of total return, the Fund invests in fixed income securities of U.S. and non-U.S. issuers. The Fund invests primarily in U.S. dollar-denominated, investment grade bonds, including government securities, corporate bonds, and securitized bonds such as mortgage- and asset-backed securities, among others. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change. The Fund also may invest a significant portion of its assets in any combination of non-investment grade bonds (sometimes called “high yield” or “junk bonds”), non-U.S. dollar denominated bonds, and bonds issued by issuers in emerging capital markets. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may invest in derivative instruments, such as options, futures, and swap agreements. The Fund may engage in transactions in derivatives for a variety of purposes, including changing the investment characteristics of its portfolio, enhancing total returns, or as a substitute for taking a position in the underlying asset. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The Fund’s duration will typically fall between one and three years. Depending on market conditions, the Fund may be managed to maintain a duration within 20% of the duration of the Bloomberg U.S. 1-3 Year Government/Credit Bond Index (as of [ ], 2023 the duration of the Index was [ ] years). Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

The Subadvisers

The Adviser, on behalf of the Fund, has entered into subadvisory agreements with subadvisers to manage allocated portions of the assets of the Fund. Under the subadvisory agreements, each subadviser is responsible for the day-to-day portfolio management of a distinct portion of the Fund’s portfolio, subject to the Adviser’s oversight. The Fund’s subadvisers, including the portfolio managers that are jointly and primarily responsible for the day-to-day management of their allocated portions of the Fund, and the subadvisers’ investment strategies, are:

Voya Investment Management Co. LLC (“Voya IM”), located at 230 Park Avenue, New York, New York, 101689, serves as a subadviser to the Fund. Voya IM, a Delaware limited liability company, was founded in 1972. Voya IM has acted as an investment

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adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc.

The allocated portion of the Fund’s portfolio managed by Voya IM is managed on a team basis. The portfolio managers who are responsible for the day-to-day management of Voya IM’s allocated portion of the Fund’s portfolio are Sean Banai, CFA, David Goodson, Anil Katarya, CFA and Rajen Jadav, CFA. Mr. Banai joined Voya IM and currently serves as Head of Portfolio Management for the fixed income platform. Mr. Goodson joined Voya IM in 2002 and currently serves as Head of Securitized Fixed Income. Mr. Katarya joined Voya IM in 2000 and currently serves as the Global Head of Investment Grade Credit. Mr. Jadav joined Voya IM in 2019 and currently serves as portfolio manager.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund, if any.

Securities Selection

Voya IM believes that relationships between the drivers of debt instrument returns change over time and that recognizing this is key to managing such assets. Therefore, Voya IM employs a dynamic investment process that seeks to balance top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process: sector allocation, security selection, duration, and yield curve management. This includes utilizing proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process.

Aristotle Pacific Capital, LLC (“Aristotle Pacific”), located at 840 Newport Center Drive, Suite 700, Newport Beach, CA 92660, serves as a subadviser to the Fund. Founded in 2007, Aristotle Pacific (formerly Pacific Asset Management LLC) specializes in credit oriented fixed income strategies. Aristotle Capital Management, LLC holds a controlling interest in Aristotle Pacific.

The allocated portion of the Fund’s portfolio managed by Aristotle Pacific is managed on a team basis. The portfolio managers who are responsible for the day-to-day management of Aristotle Pacific’s allocated portion of the Fund’s portfolio are David Weismiller, CFA, Michael Marzouk, CFA and Yin Qui, CFA. Mr. Weismiller joined Aristotle Pacific in 2007 and currently serves as Senior Managing Director. Mr. Marzouk joined Aristotle Pacific in 2007 and currently serves as Senior Managing Director. Ms. Qui joined Aristotle Pacific in 2016 and currently serves as Managing Director.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund, if any.

Securities Selection

Aristotle Pacific’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon Aristotle Pacific’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the team looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The team performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the team may invest in instruments that it believes have the potential for capital appreciation.

Individual investment selection is based on Aristotle Pacific’s fundamental research process. Individual investments may be purchased or sold in the event the team decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Merganser Capital Management, LLC (“Merganser”), located at 99 High Street, Boston, MA 02110, serves as a subadviser to the Fund. Merganser is a Delaware limited liability company. The principal owners of Merganser are the Gahan 2019 Descendants’ Trust and Jonathan M. Nelson indirectly through Providence Equity Capital Markets Merganser LLC, an affiliate of Providence Equity Partners L.L.C.

The allocated portion of the Fund’s portfolio managed by Merganser is managed on a team basis. The portfolio managers who are responsible for the day-to-day management of Merganser’s allocated portion of the Fund are Andrew M. Smock, CFA and Adam M. Ware, CFA. Mr. Smock joined Merganser in 2003 and currently serves as Managing Principal and Chief Investment Officer. Mr. Ware joined Merganser in 2007 and currently serves as Principal and Portfolio Manager.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund, if any.

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Securities Selection

Merganser’s investment philosophy is based on the belief that the bond market is inherently inefficient and highly fragmented, causing market pricing to deviate from intrinsic value for extended periods of time. Merganser’s collaborative team approach emphasizes an active, value-oriented investment process which seeks to capitalize on these inefficiencies and produce attractive risk adjusted returns through market cycles.

Merganser believes in the role of traditional fixed income, which is why investment strategies are long only, exclusively USD and do not permit the use of leverage or complex derivatives. Capital preservation, liquidity and attractive risk-adjusted returns permeate every decision Merganser makes. Portfolios are invested across investment grade fixed income, with a particular focus on areas that maximize the benefits of size and expertise. Portfolio durations versus the benchmark are maintained within a narrow tolerance, as Merganser believes accurately predicting the future path of interest rates is not a sound investment strategy and can introduce unintended risks.

Merganser’s security selection process is driven by relative value decisions, deep fundamental credit work across fixed income sectors, and bottom-up security selection choices. The investment team is keenly focused on uncovering investment opportunities, using both security analysis and a highly collaborative approach to decision-making. Portfolio managers, sector specialists and CIO debate relative value constantly to determine where the incremental dollar in our clients’ portfolios should be invested. Ultimately, the idea generation at Merganser is analyst driven and the portfolio manager serves the role as the gatekeeper of risk, determining overall sector targets and best fit within the context of each portfolio’s return objectives and liquidity needs. Portfolio managers can veto any new investment idea that comes to the table. Once a portfolio is populated, each security is closely tracked through our surveillance tools and a full performance diagnostic is conducted on a monthly basis to ensure the original thesis remains intact.

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Risks of the Fund

All investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic, and political conditions and other factors. These risks could adversely affect the net asset value (“NAV”) and total return of the Fund, the value of the Fund’s investments, and your investment in the Fund. The table below, and the discussion that follows, identifies and describes the types of principal and non-principal risks of investing in the Fund. The risks appear in the table in the order of magnitude for the Fund.

Fund Name	Principal Risks	Non-Principal Risks
Mercer Short Duration Fixed Income Fund

•    Credit Risk

•    Fixed Income Securities Risk

•    Interest Rate Risk

•    Management Techniques Risk

•    Market Risk

•    Portfolio Turnover Risk

•    U.S. Government Securities Risk

•    Counterparty Risk

•    Derivatives Risk

•    Custody Risk

•    LIBOR Transition Risk

•    Leverage Risk

•    Rule 144A Securities Risk

•    Issuer Risk

•    Mortgage-Backed and Asset-Backed Securities Risk

•    Call or Prepayment Risk

•    Emerging Markets Investments Risk

•    Foreign Investments Risk

•    High Yield Securities Risk

•    Liquidity Risk

• Securities Lending Risk

Call or Prepayment Risk	During periods of falling interest rates, issuers of callable securities may call or repay securities with higher interest rates before their maturity dates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of interest income expected on its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks, or securities with other, less favorable features. Early repayment of principal of mortgage-related securities could have the same effect.

Counterparty Risk	The issuer or guarantor of a fixed income security, the counterparty to a derivatives contract or foreign currency spot trade, or a borrower of the Fund’s securities may be unwilling or unable to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Credit Risk	Issuers of debt securities may be unable, unwilling, or perceived to be unwilling to make the required payments of interest and/or principal at the time that such payments are due. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values and liquidity of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Custody Risk

There are risks involved in dealing with the depositories, custodians, or brokers who settle Fund trades. Securities and other assets deposited with depositories, custodians, or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency

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of any such party.

Derivatives Risk Generally	The Fund may invest in derivative instruments. Derivatives are financial instruments, the value of which depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may also be subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

More on Derivatives Risk

The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Emerging Markets Investments Risk

Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for

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issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments, and investments in these securities may present a greater risk of loss. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money.

Fixed-Income Securities Risk	Fixed-income securities are generally subject to the principal types of risks described under “Credit Risk” above and “Interest Rate Risk” below.

Foreign Investments Risk	Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks, which include political, social, economic, environmental, credit, information, or currency risk, can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. The Fund’s investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, and social conditions in those countries.

High Yield Securities Risk	Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds.” These securities generally have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates or individual corporate developments, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make required payments of interest or principal. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.

Interest Rate Risk	Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with
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shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. The Fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, and because the Federal Board may continue to raise rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when a subadviser might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.

Issuer Risk	The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Leverage Risk	If the Fund makes investments in options, futures, forwards, swap agreements, and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

LIBOR Transition Risk	The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to the commonly used London Interbank Offered Rate (“LIBOR”), which may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund. On March 5, 2021, the UK’s Financial Conduct Authority (“FCA”), which regulates LIBOR, publicly announced that all U.S. Dollar LIBOR settings will either cease to be provided by any administrator or will no longer be representative (i) immediately after December 31, 2021 for one-week and two-month U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establish benchmark replacements based on Secured Overnight Financing Rate (“SOFR”) and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments.

Liquidity Risk	Liquidity risk is defined by the SEC as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Liquidity risk involves the risk that the Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Redemptions may increase and/or the market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Management Techniques Risk	The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired
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results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market or interest rate trends, which can result in losses to the Fund.

Market Risk	The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions, natural disasters, epidemics and pandemics, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Mortgage-Backed and Asset-Backed Securities Risk	Mortgage-backed securities are securities representing interests in pools of mortgage loans. These securities generally provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and the Fund may be forced to reinvest in obligations with lower yields than the original obligations. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Asset-backed securities are securities for which the payments of interest and/or principal are backed by loans, leases, and other receivables. Asset-backed securities are subject to many of the same types of risks as mortgage-backed securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Portfolio Turnover Risk	Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs and capital gains (which could increase taxes and, consequently, reduce returns).

Rule 144A Securities Risk

Securities that are exempt under Rule 144A from the registration requirements of the Securities Act of 1933, as amended, are traded among qualified institutional buyers. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when a subadviser might wish to sell.

The lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that Fund could realize upon disposition. If institutional trading in restricted securities were to decline

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to limited levels, the liquidity of the Fund could be adversely affected.

Securities Lending Risk	To the extent the Fund participates in securities lending activities, the Fund is subject to risks associated with lending their portfolio securities. Securities will be loaned pursuant to agreements requiring that the loans be continuously secured by collateral in cash, short-term debt obligations, government obligations, or bank guarantees at least equal to the values of the portfolio securities subject to the loans. The Fund bears the risk of loss in connection with the investment of any cash collateral received from the borrowers of their securities.

U.S. Government Securities Risk	U.S. government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration or Ginnie Mae, present lower credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.
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Cash and Short-Term Investments

Although the Fund generally expects to be fully invested in accordance with its investment strategies described in this prospectus, the Adviser may maintain a portion of the Fund’s assets in cash (a “cash buffer”) to manage daily cash flows and to reduce transaction costs associated with the allocation of the Fund’s assets to the subadvisers. The Fund expects that it may maintain substantial cash positions when it determines that such cash holdings, given the risks the Fund believes to be present in the market, are more beneficial to shareholders than investment in additional securities. The cash buffer maintained by the Adviser for the Fund, together with any uninvested cash held by the Fund’s subadvisers, is not expected to exceed 10% of the Fund’s total assets. Cash held by the Fund as collateral will not be considered to be uninvested for purposes of this policy. The cash buffer maintained by the Adviser will be invested in overnight time deposits or similar instruments, pending its allocation to the Fund’s subadvisers.

From time to time, the Fund may hold short-term instruments, including repurchase agreements and reverse repurchase agreements.

Temporary Defensive Positions

The Fund also may hold cash and short-term instruments without limit for temporary or defensive purposes, including in anticipation of redemptions or prior to investment of deposits and other proceeds in accordance with the Fund’s investment objectives and policies. The Fund also may maintain substantial cash and short-term investment positions when it determines that such cash and short-term investment holdings, given the risks the Fund believes to be present in the market, are more beneficial to shareholders than investment in additional securities. The types of short-term instruments in which the Fund may invest for such temporary purposes include short-term fixed-income securities (such as securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), money market mutual funds, repurchase agreements, certificates of deposit, time deposits and bankers’ acceptances of certain qualified financial institutions, corporate commercial paper, and master demand notes.

When the Fund takes temporary defensive positions by increasing its holdings in cash, money market instruments, or repurchase agreements, the Fund may not participate in market advances or declines to the same extent that the Fund would if it remained more fully invested in portfolio securities.

The Fund also may invest in futures contracts and pools of futures contracts that are intended to provide the Fund with exposure to certain markets or asset classes.

In these circumstances, the Fund might not achieve its investment objective. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.

Cyber Security Risk

With the increasing use of technology such as the Internet in connection with the Fund’s operations, the Fund will face greater operational, information security and related risks through cyber security breaches. A breach in cyber security refers to either an intentional or unintentional event that may cause the Fund to lose proprietary information, suffer data corruption, and/or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, additional compliance costs associated with corrective measures, and/or financial loss. Such events also may cause disruptions to the Fund’s business operations, potentially resulting in: interference with the Fund’s ability to calculate its net asset value, impediments to trading, and the inability of Fund shareholders to transact business, among other things. Cyber security threats may result from unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users).

In addition, because the Fund works closely with third-party service providers (e.g., the Fund’s administrator, custodian, distributor and subadvisers), cyber security breaches at such third-party service providers may subject the Fund to the same risks associated with direct cyber security breaches. The Fund may experience investment losses in the event of cyber security breaches at any of the issuers in which the Fund may invest. While the Fund has established business continuity plans in the event of, and implemented risk management and information security systems and software designed to prevent, a cyber security breach, there are inherent limitations in such plans and systems and there can be no assurance that such measures will succeed.

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Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures with respect to the disclosure of its portfolio securities. A description of these policies and procedures is available in the SAI. The Fund discloses its portfolio holdings on the following website: http://www.delegated-solutions.mercer.com/us.html.

Additional Information

Commodity Pool Operator Exclusion. The Trust, with respect to the Fund, has filed a notice of eligibility with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” pursuant to U.S. Commodity Futures Trading Commission Regulation 4.5, as promulgated under the Commodity Exchange Act (the “CEA”), with respect to the Fund’s operations. Therefore, neither the Fund nor the Adviser (with respect the Adviser’s management of the Fund) is subject to registration or regulation as a commodity pool operator under the CEA.

Hedging and other strategic transactions involving futures contracts, options on futures contracts and swaps transactions will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate portfolio management purposes, including gaining exposure to a particular securities market.

Who Manages the Fund

Investment Adviser and the Subadvisers

Mercer Investments LLC (the “Adviser”), a Delaware limited liability company located at 99 High Street, Boston, Massachusetts 02110, serves as the investment adviser to the Fund. The Adviser is an indirect, wholly-owned subsidiary of Marsh & McLennan Companies, Inc. The Adviser is registered as an investment adviser with the SEC.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and, subject to review and approval by the Board of Trustees of the Trust (the “Board”): (i) sets the Fund’s overall investment strategies; (ii) evaluates, selects, and recommends subadvisers to manage all or part of the Fund’s assets; (iii) when appropriate, allocates and reallocates the Fund’s assets among subadvisers; (iv) monitors and evaluates the performance of subadvisers, including the subadvisers’ compliance with the investment objectives, policies, and restrictions of the Fund; and (v) implements procedures to ensure that the subadvisers comply with the Fund’s investment objectives, policies, and restrictions.

When identifying possible subadvisers, the Adviser typically begins with a universe of investment managers rated highly by its manager research group (the “Mercer Research Group”). The Mercer Research Group evaluates each investment manager based upon both quantitative and qualitative factors, including: an assessment of the strength of the overall investment management organization; the people involved in the investment process; the appropriateness of the investment product and its composites; and an analysis of the investment manager’s investment philosophy and process, risk-adjusted performance, consistency of performance, and the style purity of the product. While the Fund does not currently follow a specific environmental, social and/or governance (“ESG”) strategy, the Mercer Research Group assesses the degree to which ESG factors are incorporated within an Investment Adviser’s broader investment process, taking into account different asset class constraints, and assigns an ESG rating. This process of ESG assessment is expected to continue to develop and evolve consistent with the belief that, when assessing Investment Advisers and strategies, ESG considerations may lead to more informed decisions consistent with a Fund’s objective and investment strategy. The Adviser’s team of investment professionals reviews each manager that is highly rated by the Mercer Research Group, and creates a short list for further analysis. Short-list candidates are scrutinized to evaluate performance and risk characteristics, performance in up and down markets, investment styles, and characteristics of the securities held in the portfolio, as well as their relative ESG ratings from the Mercer Research Group. The Adviser’s team of investment professionals then conducts due diligence meetings with the subadvisers’ portfolio management teams. The list of candidates is further narrowed, and each potential subadviser, in combination with the existing subadviser(s) of the portfolio, is analyzed using proprietary methods. The most compatible subadviser candidates are then put through a compliance review conducted by the Adviser’s compliance staff. Results are shared with the Adviser’s investment team, after which the final selection of the subadviser is made and a recommendation to appoint the manager is made to the Board.

The Adviser also considers the Mercer Research Group’s ratings of investment managers when contemplating the termination of a subadviser. Although the ratings of the Mercer Research Group are given substantial weight in the decision-making process, the Adviser’s investment team performs its own analysis of potential and existing subadvisers and is ultimately responsible for selecting or terminating a subadviser.

The Adviser manages the Fund based on the philosophy and belief that portfolios which are appropriately constructed with combinations of quality, asset-class specialist investment managers can generally be expected to provide consistent, above-average

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performance over time. Stan Mavromates, Larry Vasquez and Erin Lefkowitz are responsible for establishing the Fund’s overall investment strategies and evaluating and monitoring the subadvisers managing the Fund. Mr. Mavromates has served as Vice President and Chief Investment Officer of the Adviser since 2012. From 2005 to 2012, Mr. Mavromates was the Chief Investment Officer of the Massachusetts Pension Reserves Investment Board. Mr. Vasquez has served as Vice President of the Adviser since 2012. From 2009 to 2012, Mr. Vasquez was a portfolio manager at UBS Global Asset Management, Inc. Prior to 2009, he was a portfolio manager at SEI Investments. Ms. Lefkowitz is a Vice President and Senior Portfolio Manager of the Adviser. Prior to 2021, Ms. Lefkowitz held various roles in risk management, portfolio construction, trading and global fixed income portfolio management at Putnam Investments.

The Fund pays the Adviser fees for managing the Fund’s investments that are calculated as a percentage of the Fund’s assets under management. For its investment services, the Adviser receives the annual investment management fees, set forth below as a percentage of the Fund’s average daily net assets: [TO BE COMPLETED BY AMENDMENT]

Adviser Investment Management Fee* On Net Assets
Fund	Assets up to $750 million	Assets in excess of $750 million up to $1 billion	Assets in excess of $1 billion
Mercer Short Duration Fixed Income Fund	[ ]%	[ ]%	[ ]%

*	Consists of the total investment management fee payable by the Fund to the Adviser. The Adviser is responsible for paying the subadvisory fees.

The Adviser has contractually agreed, until at least July 31, 2025, to waive any portion of its investment management fee that it is entitled to under the Investment Management Agreement with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers for the management of their allocated portions of the Fund. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser.

The Adviser has also contractually agreed, until at least July 31, 2025, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2025 without the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser.

The Adviser has entered into subadvisory agreements (the “Subadvisory Agreements”) with the subadvisers pursuant to which the subadvisers are compensated out of the investment management fees that the Adviser receives from the Fund. The current subadvisers to the Fund are identified under “Investment Objectives and Principal Investment Strategies” earlier in this prospectus.

A discussion regarding the basis for the Board’s approval of the investment management agreement with the Adviser and the Subadvisory Agreements will be available in the Fund’s semi-annual report to shareholders for the period ended September 30, 2023.

The Trust and the Adviser have obtained an exemptive order (the “Exemptive Order”) from the SEC that permits the Trust and the Adviser, subject to certain conditions and approval by the Board, to hire and retain subadvisers and modify subadvisory arrangements without shareholder approval. Under the Exemptive Order, the Adviser may act as a manager of managers for the Fund, and the Adviser supervises the provision of portfolio management services to the Fund by the subadvisers. The Exemptive Order allows the Adviser: (i) to continue the employment of an existing subadviser after events that would otherwise cause an automatic termination of a subadvisory agreement with the subadviser; and (ii) to reallocate assets among existing or new subadvisers. Within 90 days of retaining new subadvisers, the Fund will notify shareholders of the changes. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the subadvisers and recommend their hiring, termination, and replacement. The Exemptive Order also relieves the Fund from disclosing certain fees paid to non-affiliated subadvisers in documents filed with the SEC and provided to shareholders.

Administrative Services

State Street Bank and Trust Company (the “Administrator”), located at 1 Heritage Drive, North Quincy, Massachusetts 02171, is the administrator of the Fund. The Fund pays the Administrator at an annual rate of the Fund’s average daily net assets for external

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administrative services. These external administrative services include fund accounting, daily and ongoing maintenance of certain Fund records, calculation of the Fund’s NAVs, and preparation of shareholder reports.

Pricing of Fund Shares

The price at which purchases and redemptions of the Fund’s shares are effected is based on the next calculation of the Fund’s NAV after the purchase or redemption order is received. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) each day the Exchange is open. If the Exchange is closed on a day it would normally be open for business or the Exchange has an unscheduled early closing on a day it has opened for business, due to inclement weather, technology problems or any other reason, the Fund reserves the right to treat that day as a business day and accept purchase and redemption orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the Exchange for that day, so long as the Fund’s management believes an adequate market remains to meet purchase and redemption orders for that day.  On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, the Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until and calculate the Fund’s NAV as of such earlier closing time. The Exchange normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

The Fund values its investments for which market quotations are readily available at market value. The Fund may value short-term investments that will mature within 60 days at amortized cost, so long as such amortized cost method approximates market value. The Fund values all other investments and assets at their fair value. The Board has designated the Adviser to serve as the Valuation Designee under Rule 2a-5 under the 1940 Act, subject to continuing Board oversight. The Adviser has established a Valuation Committee that is responsible, on the Adviser’s behalf as Valuation Designee, for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Subadviser) do not otherwise accurately reflect the fair value of the security, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The Fund translates prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV. Because foreign markets may be open at different times than the Exchange, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund’s foreign investments (in the opinion of the Adviser and the subadvisers) occur between the close of foreign markets and the close of regular trading on the Exchange, or if reported prices are believed by the Adviser or the subadvisers to be unreliable, these investments will be valued at their fair value. The Fund may rely on third-party pricing vendors to monitor for events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the Exchange. If events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing vendors will provide revised values to the Fund.

If market quotations are not readily available for the Fund’s investment in domestic securities, such as restricted securities, private placements, securities for which trading has been halted (as a result of a significant event such as a merger, bankruptcy, or other significant issuer-specific development), or other illiquid investments, these investments will be valued at their fair value. While fair value pricing may be more commonly used with the Fund’s foreign investments, fair value pricing also may be used with domestic securities, where appropriate.

The use of fair value pricing by the Fund may cause the NAVs of its shares to differ from the NAVs that would be calculated by using closing market prices. Also, due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Purchasing and Selling Fund Shares

Selecting an Appropriate Share Class

This prospectus describes four classes of shares of the Fund: Adviser Class, Class I, Class Y-2 and Class Y-3 shares, each with different levels of services and ongoing operating expenses, as illustrated in the “Fees and Expenses” section of this prospectus.

Adviser Class and Class I shares are available to investors that invest in the Fund through a “Service Agent” such as a bank, broker-dealer, trust company, insurance company, financial planner, retirement plan administrator, mutual fund supermarket, and other similar types of third-party financial industry service providers that have entered into an agreement with the Distributor and/or the Adviser to sell shares of the Fund and/or provide shareholder services in respect of the Fund. Class Y-2 and Class Y-3 shares generally are available only to “Institutional Investors” which include, but are not limited to “Institutional Accounts” as defined under

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the rules of FINRA, as well as qualified employee benefit plans and other retirement savings plans, family offices and their clients, non-profit organizations, charitable trusts, foundations and endowments, accounts registered to bank trust departments, trust companies, registered investment advisers, and investment companies.

Please contact the Adviser or your Service Agent as to which share class is most appropriate for you. Below is a summary of the differences among the Fund’s Adviser Class, Class I, Class Y-2 and Class Y-3 shares:

Adviser Shares

•	Initial Sales Charge: None
•	Contingent Deferred Sales Charge: None
•	Redemption Fee: 2.00% on shares redeemed that are owned less than 30 days (as a % of total redemption proceeds)
•	12b-1 Fee: 0.25%
•	Non-Distribution Shareholder Administrative Services Fee: 0.25%
•	Dividends: Higher annual expenses, and lower dividends, than Class I, Class Y-2 and Class Y-3 shares because of the 12b-1 fees paid by Adviser Class shares to the Distributor and the non-distribution shareholder administrative services fees paid by Adviser Class shares to the Adviser.
•	Shareholder Services: Full shareholder servicing is performed by a Service Agent, the Adviser and/or the Adviser’s affiliates, including communication with third-party administrators, and the Adviser Class shares pay an internal administrative fee for these services.

Class I Shares

•	Initial Sales Charge: None
•	Contingent Deferred Sales Charge: None
•	Redemption Fee: 2.00% on shares redeemed that are owned less than 30 days (as a % of total redemption proceeds)
•	12b-1 Fee: None
•	Non-Distribution Shareholder Administrative Services Fee: 0.25%
•	Dividends: Lower annual expenses, and higher dividends, than Adviser Class shares; higher annual expenses, and lower dividends, than Class Y-2 and Y-3 shares, because of the non-distribution shareholder administrative services fees paid by Class I shares to the Adviser.
•	Shareholder Services: Full shareholder servicing is performed by a Service Agent, the Adviser and/or the Adviser’s affiliates, including communication with third-party administrators, and the Class I shares pay an internal administrative fee for these services.

Class Y-2 Shares

•	Initial Sales Charge: None
•	Contingent Deferred Sales Charge: None
•	Redemption Fee: 2.00% on shares redeemed that are owned less than 30 days (as a % of total redemption proceeds)
•	12b-1 Fee: None
•	Non-Distribution Shareholder Administrative Services Fee: 0.15%
•	Dividends: Lower annual expenses, and higher dividends, than Adviser Class and Class I shares; higher annual expenses, and lower dividends, than Class Y-3 shares, because of the non-distribution shareholder administrative services fees paid by Class Y-2 shares to the Adviser.
•	Shareholder Services: Certain limited shareholder servicing is performed by the Adviser or its affiliates, and the Class Y-2 shares pay a non-distribution shareholder administrative services fee for these services.

Class Y-3 Shares

•	Initial Sales Charge: None
•	Contingent Deferred Sales Charge: None
•	Redemption Fee: 2.00% on shares redeemed that are owned less than 30 days (as a % of total redemption proceeds)
•	12b-1 Fee: None
•	Non-Distribution Shareholder Administrative Services Fee: None
•	Dividends: Lower annual expenses, and higher dividends, than Adviser Class, Class I shares and Class Y-2 shares.
•	Shareholder Services: No shareholder servicing is performed by the Adviser or its affiliates at the Class level, as it is anticipated that shareholder servicing will be performed at the client level. Shareholder servicing arrangements for holders of Class Y-3 shares are customized to each specific client and are not paid for from the assets of the Fund.
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Distribution and Shareholder Services (12b-1) Plan

The Board of Trustees have adopted a plan of distribution and shareholder services, or “12b-1 plan,” on behalf of the Fund to finance the provision of certain distribution and shareholder services to owners of Adviser Class shares of the Fund. The plan provides for payments in an amount or at a rate not to exceed 0.25% on an annual basis of the average daily net asset value of the Adviser Class shares of the Fund.

These fees are used to pay fees to Service Agents for providing certain marketing services, including but not limited to, the preparation and distribution of advertisements, sales literature and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for distribution and marketing related services. These fees may also be used to pay fees to Service Agents for providing certain personal services, or account maintenance services to Adviser Class shareholders of the Fund. Because these fees are paid out of the Fund’s assets or income on an ongoing basis, over time these fees will increase the cost of your investment (reducing the return of your investment) and may cost you more than paying other types of sales charges. These fees may be paid to the Adviser, or to an affiliate of the Adviser, in connection with their providing marketing services for the Adviser Class shares of the Fund.

Shareholder Administrative Services Plan and Shareholder Administrative Services Agreement

The Board of Trustees has adopted a Shareholder Administrative Services Plan on behalf of the Fund to compensate financial intermediaries, which may include the Adviser and its affiliates, for providing certain non-distribution related shareholder administrative services to the Adviser Class, Class I and Class Y-2 shares of the Fund and/or for overseeing and monitoring the provision of such shareholder administrative services. The Shareholder Administrative Services Plan provides for payments in an amount or at a rate not to exceed 0.25%, 0.25%, and 0.15% on an annual basis of the average daily net asset value of the Adviser Class, Class I and Class Y-2 shares of the Fund, respectively. These fees are used to compensate financial intermediaries for providing various types of shareholder administrative support services described in such Plan including, for example, assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.

The Adviser has entered into a Shareholder Administrative Services Agreement with the Fund pursuant to which the Adviser provides certain shareholder administrative services to the Fund’s Adviser Class, Class I and Class Y-2 shares, including providing or procuring the types of non-distribution related shareholder administrative services described in the Shareholder Administrative Service Plan and for monitoring and overseeing non-advisory relationships with entities providing such services to these share classes. Under the Shareholder Administrative Service Agreement, the Adviser is entitled to a fee of 0.15% on an annual basis of the respective average daily net assets for each of the Adviser Class, Class I and Class Y-2 shares of the Fund. Under the Fund’s shareholder servicing arrangements, amounts required to be paid by the Fund under the Shareholder Administrative Services Agreement are accrued from the fees paid under the Shareholder Administrative Services Plan.

Additional Payments to Intermediaries

The Adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other shareholder administrative services in connection with investments in Fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder administrative services fees the Fund may pay to those intermediaries. The Adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts may be substantial; however, distribution-related services provided by such intermediaries are paid by the Adviser or its affiliates, not by the Fund or its shareholders. From time to time, payments may be made to affiliates of the Adviser by the Fund or the Adviser, out of the Adviser’s own resources, for services provided by those affiliates.

Purchasing Shares

The Fund sells its shares at the offering price, which is the NAV. The Fund’s shares may not be available through certain financial advisers, retirement plan administrators and recordkeepers, or other financial intermediaries.

The Fund may periodically close to new purchases of shares. The Fund may refuse any order to buy shares if the Fund and the Adviser determine that doing so would be in the best interests of the Fund and its shareholders.

The Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when consistent with the Fund’s investment objective and policies. Acceptance of such purchases will be at the Adviser’s discretion. Contact the Adviser for further information.

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Purchasing Adviser Class and Class I Shares

Adviser Class and Class I shares may be purchased through your Service Agent. Your Service Agent or the Transfer Agent, as applicable, must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day’s NAV. Your Service Agent will be responsible for furnishing all necessary documents to the Transfer Agent, and may charge you for these services. Please contact your Service Agent for more information.

Purchasing Class Y-2 Shares

Eligible Institutional Investors may purchase Class Y-2 shares directly from the Fund. To purchase Class Y-2 shares, you may complete an order form and write a check for the amount of the Class Y-2 shares that you wish to buy, payable to the Trust. Return the completed form and check to the Transfer Agent. An order will be priced at the respective Fund’s net asset value next computed after the order is received by the Transfer Agent.

Purchasing Class Y-3 Shares

Eligible Institutional Investors that have entered into an investment management agreement with the Adviser or its affiliates that wish to buy Class Y-3 shares can contact the Adviser. An order will be priced at the respective Fund’s net asset value next computed after the order is received by the Adviser or its affiliate.

Customer Identification

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, the Fund or its agents may not be able to open a Fund account. Investors must provide their full name, residential or business address, social security or tax identification number, and date of birth (as applicable). Entities, such as trusts, estates, corporations, and partnerships, must also provide other identifying information. The Fund or its agents may share identifying information with third parties for the purpose of verification. If the Fund or its agents cannot verify identifying information after opening an account, the Fund reserves the right to close the account.

Selling Shares

You can sell your shares back to the Fund on any day the Exchange is open, through the Adviser, your Service Agent, or directly to the Fund, depending upon through whom and how you own your shares. The Fund typically expects to pay redemption proceeds to you within two business days following receipt of your redemption request for those payments made to your account held with a financial intermediary. If your shares are held directly through the Fund, following receipt of a redemption request, redemption proceeds will normally be paid to you by wire, ACH, or by mailing a check within two business days. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 7 calendar days after the purchase date.

If you are an Institutional Investor that owns Class Y-2 or Class Y-3 shares, contact the Adviser or the Transfer Agent to sell your shares. The Transfer Agent must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day’s NAV. The Adviser may establish an earlier time by which it must receive instructions from Class Y-2 or Class Y-3 shareholders in order to receive that day’s NAV. You may redeem your Class Y-2 or Class Y-3 shares through the Adviser by calling 1-888-887-0619.

If you are not an Institutional Investor, contact your Service Agent to sell your Adviser Class or Class I shares. Your Service Agent or the Transfer Agent must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day’s NAV. Please contact your Service Agent for more information.

Payments by the Fund

The Fund generally sends you payment for your Adviser Class, Class I and Class Y-2 and Class Y-3 shares the business day after your request is received in good order. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Redemptions by the Fund

Generally the Fund expects to pay redemption proceeds in cash. Under normal market conditions, the Fund expects to meet redemption orders by using holdings of cash/cash equivalents or by the sale of portfolio investments. In unusual or stressed market conditions or as the Adviser deems appropriate, the Fund may borrow through the Fund’s bank line of credit or may utilize the Fund’s

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custodian overdraft facility to meet redemptions. The Fund also reserves the right to pay redemptions “in-kind” (i.e., payment in securities rather than cash) if the value of the shares that you are redeeming is large enough to affect the Fund’s operations (for example, if your redemptions over a 90-day period exceed $250,000 or 1% of the Fund’s assets, whichever is less). If you receive a redemption in liquid portfolio securities, you may be subject to market risk and you might incur brokerage costs converting the securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of a gain or loss for federal income tax purposes.

The Fund also reserves the right, to the fullest extent permitted by law, to close any account if you are deemed to engage in activities that are illegal (such as late trading), believed to be detrimental to the Fund (such as market timing), or otherwise engaged in any potential criminal or fraudulent activity. The 2.00% short-term trading fee will apply to redemptions of shares that have been held less than 30 days, including redemptions described in this section.

Exchanging Shares

If you want to switch your investment from one Fund to another series of the Trust, you can exchange your Adviser Class, Class I, Class Y-2, or Class Y-3 shares, as applicable, for shares of the same class of another series of the Trust at NAV.

If you hold Adviser Class or Class I shares, contact your Service Agent regarding the details of how to exchange your shares. If you hold your Class Y-2 shares directly with the Fund, contact the Adviser or the Transfer Agent, and complete and return an Exchange Authorization Form, which is available from the Transfer Agent. A telephone exchange privilege is currently available for exchanges of amounts up to $500,000 in Class Y-2 shares. If you own Class Y-3 shares, contact the Adviser regarding the details of how to exchange your shares.

All classes of the Fund may not be available in every state.

The exchange privilege is not intended as a vehicle for short-term trading. As described above, excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the Fund, the Board has approved a short-term trading fee of 2.00% of the total exchange amount (calculated at market value) to be imposed by the Fund on exchanges of shares held for less than 30 days. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees.

The Fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. The Fund into which you would like to exchange also may reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Fund or the Adviser determines are likely to have a negative effect on the Fund. Consult the Fund, the Adviser, or your Service Agent before requesting an exchange.

Frequent Trading of Fund Shares

The Fund, the Adviser, and the Distributor, reserve the right to reject any purchase order for any shares of any class of the Fund for any reason. The Fund is not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Fund, the Adviser, or the Distributor has determined could involve actual or potential harm to the Fund may be rejected. Frequent trading of Fund shares may lead to increased transaction costs to the Fund, less efficient management of the Fund’s portfolios (by disrupting portfolio investment strategies), and taxable gains to the remaining shareholders, resulting in dilution of the value of the shares held by long-term shareholders. Arbitrage opportunities may occur if the Fund invests in thinly-traded securities (such as high yield securities).

Because the Fund is designed for long-term shareholders, the Board has adopted the following policies and procedures that are designed to restrict frequent purchases and redemptions of the Fund’s shares. The Fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days. The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The short-term trading fee will not apply in the following circumstances: redemptions to pay distributions or loans from certain defined contribution plans; redemptions for loan repayment; redemptions from certain omnibus accounts; redemptions in the event of shareholder death or post-purchase disability; redemptions made as part of a systematic withdrawal plan; transactions in defined contribution plans with certain intermediaries; redemptions by the Mercer Collective Trust; and transactions for a discretionary investment management client of the Adviser or its affiliates when the client has provided the Adviser or its affiliates with advance notice of a planned redemption and the Adviser or its affiliates retain discretion to effect the redemption on behalf of the client. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees.

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In addition to the short-term trading fee, the Board has adopted the following additional policies and procedures. Any shareholder that is confirmed to have initiated four or more round trips (via exchanges or redemptions), all equal to or greater than $10,000 in value within a 180-day period, will receive a warning. If subsequent activity of two or more round trips occurs within 180 days, the shareholder’s exchange privilege will be revoked, and the shareholder will not be permitted to purchase additional shares of the Fund. These policies do not apply to the Mercer Collective Trust or to discretionary investment management clients of the Adviser where the Adviser has discretion to effect the trade.

In addition to the Fund’s frequent trading policies, transactions by shareholders of the Fund investing through intermediaries may also be subject to the restrictions of the intermediary’s own frequent trading policies, which may differ from those of the Fund. The Fund may defer to an intermediary’s frequent trading policies with respect to those shareholders who invest in the Fund through such intermediary only after the Fund has made a determination that the intermediary’s frequent trading policies are reasonably designed to deter transactional activity in amounts and frequency that are deemed to be significant to the Fund and in a pattern of activity that potentially could be detrimental to the Fund. If you are investing in the Fund’s shares through a financial intermediary, please contact the financial intermediary for information on the frequent trading policies applicable to your account. The Fund’s ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.

If trades are effected through a financial intermediary, the Fund or its service providers will work with the intermediary to monitor possible frequent trading activity in the Fund. In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund (or the Fund’s Distributor, on behalf of the Fund) have entered into written agreements with the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder identifying and/or trading information so that the Fund can enforce its frequent trading policies.

While the Fund discourages frequent purchases and redemptions of the Fund’s shares, there is no assurance that the Fund or the Fund’s policies and procedures will be effective in limiting frequent trading in all accounts. For example, the Fund may not be able to effectively monitor, detect, or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries or where the Fund must rely on the cooperation of and/or information provided by financial intermediaries.

As discussed in “Redemptions by the Fund” earlier in this prospectus, the Fund reserves the right to refuse future purchases or exchanges of shares of the Fund if you are deemed to be engaging in illegal activities (such as late trading) or otherwise detrimental to the Fund (such as market timing).

Fund Distributions and Taxes

Dividends and Distributions

Distributions. The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends daily and distribute dividends consisting of all of its net investment income, if any, to shareholders monthly. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee that the Fund will pay either income dividends or capital gains distributions.

Classes with higher expenses are expected to have lower income dividends. If you are a shareholder of the Fund, you will receive income dividends and capital gains distributions in additional shares of the Fund unless you notify the Adviser, your Service Agent, or the Transfer Agent in writing that you elect to receive them in cash. Distribution options may be changed by shareholders at any time by requesting a change in writing. All dividends and capital gains distributions paid to retirement plan shareholders will be automatically reinvested. Dividends and distributions are reinvested on the reinvestment date at the NAV determined at the close of business on that date.

Avoid “Buying A Dividend.” At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

25

Taxes

Tax Considerations. Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not taxable currently, but may be taxable later when distributions are received from such accounts. In general, if you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, if you are a taxable investor, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met. Because the income of the Fund is derived from investments earning interest, rather than from dividend income, generally none or only a small portion of the income dividends paid to you by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates. Some distributions paid in January may be taxable as if they had been paid the previous December. The Form 1099 that is sent to non-corporate taxable investors will detail your distributions and their federal tax category.

If the Fund qualifies to pass through to shareholders the tax benefits from foreign taxes the Fund pays on its investments, and elects to do so, then any foreign taxes the Fund pays on these investments may be passed through to you as a foreign tax credit. If you are subject to tax and if this election is made, you will be required to include in gross income (in addition to taxable dividends actually received) your pro rata share of the foreign taxes paid by the Fund, and you may be entitled either to deduct (as an itemized deduction) your share of foreign taxes in computing your taxable income or to (subject to limitations) take a foreign tax credit against your U.S. federal income tax liability. No deduction for foreign taxes may be claimed if you do not itemize deductions. You will be notified after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

Annual Statements. Each year, the Fund will send the non-corporate taxable investors an annual statement (Form 1099) of their account activity to assist them in completing their federal, state and local tax returns. Distributions declared in October, November or December to shareholders of record in such month, but paid the following January, are taxable as if the distributions were paid in December. The income classification of distributions made by the Fund may not be finally determinable until after the end of a year. Prior to issuing the statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send a corrected Form 1099 to reflect reclassified information.

Redemptions and Exchanges. When you sell your shares in the Fund, you may recognize a capital gain or loss. For tax purposes, an exchange of your shares of one Fund for shares of another series of the Trust is the same as a sale. Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Back-Up Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to back-up withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs the Fund to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and Local Taxes. If you are a taxable investor, Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their Fund shares. However, non-U.S. investors will generally not be subject to U.S. federal withholding tax on certain properly reported distributions derived from long-term capital gains. Additionally, non-U.S. investors may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. interest income and/or certain short-term capital gains earned by the Fund, to the extent reported by the Fund. There can be no assurance as to whether any of the Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the Fund. Moreover, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a

26

portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

The Fund is also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. investors that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required.

This discussion is not intended to be used as tax advice. Because each investor’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

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Financial Highlights

The Fund is newly organized and its shares have not previously been offered and therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

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If you want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Mercer Funds Mercer Short Duration Fixed Income Fund

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

Prospectus

You may discuss your questions about the Fund by contacting the Adviser, your plan administrator or recordkeeper or your Service Agent. You may obtain free copies of the Fund’s annual and semi-annual reports and the SAI by contacting the Fund directly at 1-888-887-0619 or by visiting the Trust’s Web site, https://www.mercer.com/en-us/solutions/investments/delegated-solutions/.	[ ], 2023

You may get copies of reports and other information about the Fund:

• For a fee, by electronic request at publicinfo@sec.gov; or

• Free from the EDGAR Database on the SEC’s Internet Web site at: http://www.sec.gov.

Mercer Funds Investment Company Act File No. 811-21732
29

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion – Dated [ ], 2023

Mercer Funds

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2023

Mercer Funds (the “Trust”), is an open-end management investment company that currently offers shares in eight separate and distinct series, representing separate portfolios of investments, each of which has its own investment objective. This Statement of Information relates to the Mercer Short Duration Fixed Income Fund (the “Fund”). The Fund offers interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The Fund and its ticker symbols are:

	Adviser Class	Class I	Class Y- 2	Class Y-3
Mercer Short Duration Fixed Income Fund	[ ]	[ ]	[ ]	[ ]

Mercer Investments LLC (the “Adviser”), serves as the investment adviser of the Fund.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read only in conjunction with the Fund’s current Prospectus, dated [ ], 2023. A copy of the Annual Report to Shareholders or a Prospectus may be obtained, without charge, by calling your plan administrator or recordkeeper or financial advisor or intermediary, or by calling the Trust toll free at 1-888-887-0619 or visiting the Trust’s website at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/. The Prospectus contains more complete information about the Fund. You should read it carefully before investing.

Table of Contents

Page

GENERAL INFORMATION ABOUT THE TRUST	[1]

General Definitions	[1]

INVESTMENT STRATEGIES	[1]

Borrowing	[1]
Cash and Short-Term Investments	[2]
Derivatives Regulatory Matters	[2]
Convertible Securities	[2]
Loans of Portfolio Securities	[2]
Repurchase Agreements	[3]
Reverse Repurchase Agreements	[3]
Swaps	[3]
Futures	[6]
Security Options	[6]
Index Options	[8]
Special Risks of Options on Indices	[8]
Options on Futures	[9]
Warrants	[9]
Illiquid Investments	[9]
Rule 144A Securities	[9]
Investment Company Securities	[10]
Exchange-Traded Funds (“ETFs”)	[10]
Oil and Gas Investments	[10]
Issuer Location	[11]
Short Sales	[11]
When-Issued Securities	[11]
Participation Notes	[11]
Trust Preferred Securities (“TruPS”)	[12]
Foreign Securities	[12]
Emerging Markets Investments	[12]
Structured Products	[14]
Momentum Style Risk	[15]
Forward Foreign Currency Contracts	[15]
Non-Deliverable Forwards	[15]
Options on Foreign Currencies	[15]
U.S. Government Obligations	[16]
Municipal Bonds	[17]
Eurodollar Securities	[17]
Variable- and Floating-Rate Debt Securities	[17]
Lower Rated Debt Securities	[18]
Inflation Protected Securities	[20]
Pay-In-Kind Bonds	[20]
Mortgage-Backed Securities, Mortgage Pass-Through Securities, and Collateralized Mortgage Obligations (“CMOs”)	[20]
Dollar Rolls	[22]
To-Be-Announced Securities	[22]
Other Mortgage-Backed Securities	[22]
Asset-Backed Securities	[22]
Equipment Trust Certificates	[23]
Zero Coupon and Delayed Interest Securities	[23]

RECENT MARKET DEVELOPMENTS	[24]
i

OTHER INVESTMENTS	[26]

INVESTMENT RESTRICTIONS	[26]

MANAGEMENT OF THE TRUST	[27]

TRUSTEES’ OWNERSHIP OF FUND SHARES	[33]

TRUSTEES’ COMPENSATION	[34]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	[34]

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING, AND OTHER SERVICE ARRANGEMENTS	[34]

Investment Adviser	[34]
Subadvisers and Portfolio Managers	[35]
Administrative, Accounting, and Custody Services	[36]
Shareholder Administrative Services Arrangements	[36]
Principal Underwriting Arrangements	[37]
Transfer Agency Services	[38]
Securities Lending	[38]
Independent Registered Public Accounting Firm	[38]
Legal Counsel	[38]
Codes of Ethics	[38]
Proxy Voting Policies	[38]

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS	[38]

Portfolio Turnover	[39]
Disclosure of Portfolio Holdings	[39]

CAPITAL STOCK AND OTHER SECURITIES	[40]

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION AND OTHER SERVICES	[41]

NET ASSET VALUE	[41]

TAXATION	[42]

Distributions	[42]
Taxes	[42]

FINANCIAL STATEMENTS	[51]

APPENDIX A — Corporate Debt Ratings	[A-1]
APPENDIX B — Proxy Voting Policies	[B-1]
APPENDIX C — Additional Information about the Fund’s Portfolio Managers	[C-1]
ii

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on March 11, 2005. The Trust currently offers shares in the following eight series, representing separate portfolios of investments: Mercer US Large Cap Equity Fund, Mercer US Small/Mid Cap Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund, Mercer Global Low Volatility Equity Fund, Mercer Core Fixed Income Fund, Mercer Opportunistic Fixed Income Fund and Mercer Short Duration Fixed Income Fund.

The Fund is currently authorized to offer four classes of shares: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares.

The Fund is classified as “diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

General Definitions

As used throughout this SAI, the following terms shall have the meanings listed:

“1933 Act” shall mean the Securities Act of 1933, as amended.

“1940 Act” shall mean the Investment Company Act of 1940, as amended.

“Administrator” shall mean State Street Bank and Trust Company (“State Street”), which serves as the Fund’s administrator.

“Adviser” shall mean Mercer Investments LLC, which serves as the Fund’s investment adviser.

“Board” shall mean the Board of Trustees of the Trust.

“CFTC” shall mean Commodity Futures Trading Commission.

“Code” shall mean the Internal Revenue Code of 1986, as amended.

“Custodian” shall mean State Street, which serves as the Fund’s custodian.

“Distributor” shall mean MGI Funds Distributors, LLC, which serves as the Trust’s principal underwriter.

“Fund” shall mean the Mercer Short Duration Fixed Income Fund.

“Moody’s” shall mean Moody’s Investors Service, Inc.

“SEC” shall mean the U.S. Securities and Exchange Commission.

“S&P” shall mean Standard & Poor’s Ratings Group.

“Subadviser” shall mean a subadviser to the Fund.

“Trust” shall mean the Mercer Funds, an open-end management investment company registered under the 1940 Act.

INVESTMENT STRATEGIES

In addition to the securities and financial instruments described in the Fund’s Prospectus, the Fund is authorized to employ certain other investment strategies and to invest in certain other types of securities and financial instruments, as described below. The Fund may not utilize all of the investment strategies, or invest in all of the types of securities and financial instruments that are listed.

Borrowing

The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund also may borrow money for investment purposes. The Fund will not borrow money in excess of 33 1/3% of the value of its total assets. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

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Cash and Short-Term Investments

The Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. Government and its agencies and instrumentalities, and banks and finance companies.

The Fund may invest a portion of its assets in shares issued by money market mutual funds. The Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency (although such holdings may not constitute “cash or cash equivalents” for tax diversification purposes under the Code). When the Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

Derivatives Regulatory Matters

Under Rule 18f-4, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a value-at-risk (“VaR”) leverage limit, certain other derivatives risk management program and testing requirements and requirements related to reporting. These requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4 (generally speaking, funds whose gross notional exposure to derivatives is less than 10% of its net assets). Under Rule 18f-4, when the Fund trades reverse repurchase agreements or similar financing transactions, it must aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or elect to treat such investments as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as a derivatives transaction or not. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Convertible Securities

The Fund may invest in convertible securities that generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer’s common stock because they rank senior to common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth at market value if converted into the underlying common stock). The market value of convertible securities tends to vary inversely with the level of interest rates: the value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term debt instruments have greater yields than do shorter-term debt instruments of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security.

The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claim on assets and earnings are subordinated to the claims of all creditors, but are senior to the claims of common shareholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations generally are rated below other obligations of the company, and many convertible securities either are rated below investment grade or are not rated. See “Lower Rated Debt Securities” in this SAI.

Loans of Portfolio Securities

The Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents, or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default

2

or insolvency of a borrower of the Fund’s portfolio securities. The Fund may not retain voting rights on securities while they are on loan.

The Fund may participate in a securities lending program under which the Custodian is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Custodian receives a portion of the interest earned on any reinvested collateral.

Repurchase Agreements

When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized in accordance with the provisions of Rule 5b-3 under the 1940 Act. The collateral will be marked-to-market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Subadviser will monitor the value of the collateral. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid investments held by the Fund, would cause the Fund’s holdings of illiquid investments to exceed 15% of the value of the Fund’s net assets. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. Certain repurchase agreements the Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. The Fund also may incur disposition costs in connection with liquidating the securities.

Reverse Repurchase Agreements

Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. See “Derivatives Regulatory Matters” in this SAI.

A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Swaps

The Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, swap options (sometimes referred to as “swaptions”), and the purchase or sale of related caps, floors, collars, and other derivative instruments. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when the Fund writes a swap option than the Fund will incur when it purchases a swap option. When the Fund purchases a swap option, the Fund’s risk of loss is limited to the amount of the premium the Fund has paid should it decide to let the swap option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls

3

below a predetermined interest rate or amount. An interest rate collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any nonperiodic payments received or due under the notional principal contract must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant’s swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject the Fund to increased costs or margin requirements. However, the CFTC and other applicable regulators have also adopted rules imposing certain margin requirements on uncleared swaps, which may result in the Fund and its counterparties posting higher amounts for uncleared swaps.

Whether the Fund’s use of swaps will be successful in achieving the Fund’s investment objective will depend on the Subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. The Fund will enter into swap contracts only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to an uncleared swap, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadviser that enters into the swap will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because swaps may have terms of greater than seven days and often lack transferability and termination rights, they may be considered to be illiquid and subject to the limitation on investments in illiquid investments. The Trust has adopted procedures pursuant to which the Liquidity Risk Committee (discussed below), subject to oversight by the Adviser, will classify all Fund investments (including swaps and swap options) into one of four liquidity categories. To the extent that a swap is relatively less liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The Fund also may enter into credit default swaps. The credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises, and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk and credit risk; uncleared credit default swaps are subject to counterparty risk;

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and cleared credit default swaps are subject to clearing house credit risk. The Fund will enter into credit default swaps only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap will be accrued daily (offset against any amounts owing to the Fund).

Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Subadviser will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Subadviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

In response to turmoil in the financial markets and other market events from 2007 to 2009, federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in July 2010. Among other things, the Dodd-Frank Act sets forth a regulatory framework for certain over-the-counter (“OTC”) derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or major swap participants, and are, or will be subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC.

As discussed above, as of the date of this SAI, central clearing and exchange-trading are only required for trading certain instruments, although central clearing and exchange-trading for additional instruments is expected to be implemented by the SEC and CFTC until the majority of the swaps market is ultimately subject to both. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a portfolio’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, security-based swap dealers, major swap participants, major security-based swaps dealers and counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules promulgated may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on the Fund or its counterparties may affect the Fund’s ability to invest in futures, options, swaps and security-based swaps in a manner consistent with the Fund’s investment objective and strategies. The requirements prescribed by the Dodd-Frank Act may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the ability of the Fund to buy or sell derivatives.

The Adviser has claimed, with respect to the Fund, an exclusion from the definition of the term “commodity pool operator” under CFTC Regulation 4.5, and the Adviser is exempt from registration as a “commodity trading advisor” with respect to the Fund. Accordingly, the Adviser is not subject to regulation as a commodity pool operator or commodity trading advisor with respect to the Fund. The Fund is also not subject to registration or regulation as commodity pool operators.

The terms of CFTC Regulation 4.5 require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s or Fund’s reliance on these exclusions, the Fund’s investment strategies, Prospectus or SAI.

Generally, CFTC Regulation 4.5 requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the Adviser would be subject to regulation as a commodity pool operator with respect to the Fund. In that case, the Adviser and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

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Futures

The Fund may enter into contracts for the purchase or sale for future delivery of securities, indices, and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities or currencies subject to the futures contract.

The Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, the Fund may sell stock index futures in anticipation of, or during, a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and the Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts generally provide for the delivery of the underlying, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest, or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund’s portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. The Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts, or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that the Fund has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund has insufficient cash, the Fund may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Security Options

The Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. The Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

The Fund may invest in options that either are listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund’s ability to effectively hedge its securities. The Fund will only invest in such options to the extent consistent with the 15% limitation on illiquid investments (discussed below).

Purchasing Call Options—The Fund may purchase call options on securities. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter its portfolio characteristics and modify its portfolio maturities without incurring the cost associated with transactions in the underlying.

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The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund generally will purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Covered Call Writing—The Fund may write covered call options from time to time on such portions of its portfolio, without limit, as the Adviser and/or the Subadviser determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions ordinarily will be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security, plus the amount of the premium on the option less the commission paid.

Purchasing Put Options—The Fund also may purchase put options. The Fund will, at all times during which it holds a put option, own the security or instrument covered by such option, except that the Fund may purchase a put option on U.S. Treasury futures without owning the underlying U.S. Treasury futures.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options, at the discretion of the Adviser and/or the Subadviser, in order to protect against declines in the market values of the underlying securities below the exercise prices less the premiums paid for the options (“protective puts”). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates the Fund’s position by selling an option of the same series as the option previously purchased.

Writing Put Options—The Fund also may write put options on a secured basis, which means that the Custodian will maintain the Fund’s segregated assets in certain specified amounts consistent with the Fund’s policies and procedures. The amount of segregated assets will be adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options generally will be written in circumstances where the Adviser and/or the Subadviser wishes to purchase the

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underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay.

The Fund’s procedures also set forth a method by which the Fund would cover written put options by selling short the underlying security at a price equal to or greater than the strike price of the written put option, holding a put option on the underlying security with a strike price equal to or greater than the strike price of the written put option, or holding a put option on the underlying security with a strike price less than the strike price of the written put option, provided the difference between the strike prices (times the appropriate multiplier for that option) is maintained by the Fund’s Custodian in segregated assets.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after the Fund has been notified of the exercise of the option.

Index Options

The Fund may purchase exchange-listed call options on stock and fixed income indices, and sell such options in closing sale transactions for hedging purposes. The Fund also may purchase call options on indices primarily as a substitute for taking positions in certain securities or a particular market segment. The Fund also may purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase, pending its ability to invest in such securities.

In addition, the Fund may purchase put options on stock and fixed income indices, and sell such options in closing sale transactions. The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Fund from a decline in value of heavily weighted industries in the Fund’s portfolio. Put options on stock and fixed income indices also may be used to protect the Fund’s investments in the case of one or more major redemptions.

The Fund also may write (sell) put and call options on stock and fixed income indices.

Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in U.S. dollars times a specified multiplier (the “multiplier”). The indices on which options are traded include both U.S. and non-U.S. markets.

Special Risks of Options on Indices

The Fund’s purchase of options on indices will subject it to the risks described below.

Because the value of an index option depends upon movements in the level of the index, rather than the price of a particular security, whether the Fund will realize a gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment, rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices is subject to the Adviser’s and/or the Subadviser’s ability to predict correctly the direction of movements in the market generally or in a particular industry or market segment. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted, causing the trading of options on that index to be halted. If a trading halt occurred, the Fund would not be able to close out options that it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If the Fund holds an index option and exercises it before final determination of the closing index value for that day, the Fund runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

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Options on Futures

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indices (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To cover written put and call options on futures, the Custodian may maintain the Fund’s segregated assets in certain specified amounts consistent with the Fund’s policies and procedures. The Fund’s procedures also set forth methods by which the Fund could cover written put options by holding a put option permitting it to sell the same futures contract where the strike price of the put held is equal to or greater than the strike price of the put written or by holding a put option permitting it to sell the same futures contract where the strike price of the put held is less than the strike price of the put written, provided the difference is maintained by the Fund in segregated assets.

A written call option is also deemed to be covered if the Fund holds a call option on the same futures contract where the strike price of the call held is (1) equal to or less than the strike price of the call option written by the Fund or (2) greater than the strike price of call option written by the Fund.

Warrants

Warrants essentially are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund’s entire investment therein).

Illiquid Investments

The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The Trust has in place a Liquidity Risk Management Program (“LRMP”), pursuant to which the Fund identifies illiquid investments. Under the LRMP, the Adviser has been designated to administer the LRMP and has delegated certain responsibilities to the Liquidity Risk Committee (“LRC”). The LRC is comprised of such Adviser officers and employees as may be designated from time to time by Adviser management, including representatives from the Adviser’s Operations and Investments Departments.

The LRC classifies all portfolio holdings of the Fund at least monthly into one of four liquidity classifications pursuant to the procedure set forth in the Trust’s LRMP. The liquidity classifications, which are defined in Rule 22e-4 under the 1940 Act, are: (i) highly liquid; (ii) moderately liquid; (iii) less liquid; and (iv) illiquid investments. In determining these classifications, the LRC considers relevant market, trading, and investment-specific considerations for a particular investment. Moreover, in making such classification determinations, the Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment. In addition, the LRC may also consider the following factors, among others, in its determination: (i) the existence of an active market, including exchange listing and the number, diversity, and quality of market participants; (ii) frequency of trades or quotes and average daily trading volume; (iii) volatility of trading prices; (iv) bid-ask spreads; (v) whether the asset has a relatively standardized and simple structure; (vi) the maturity and date of issue (as applicable); and (vii) any restrictions on trading or limitations on transfer.

Rule 144A Securities

The Fund may invest in securities that are exempt under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule 144A are traded among qualified institutional buyers.

Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when the Subadviser might wish to sell.

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The lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount the Fund could realize upon disposition. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.

Investment Company Securities

Securities of other investment companies may be acquired by the Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Certain exceptions to these limitations may apply. As a shareholder of another investment company, the Fund would bear, along with the investment company’s other shareholders, the Fund’s pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund would bear in connection with its own operations.

The Fund may invest in investment companies in excess of statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying investment company (notably such fund’s ability to invest in other investment companies and certain structured finance vehicles).

Exchange-Traded Funds (“ETFs”)

Subject to the limitations on investment in investment company securities and the Fund’s own investment objective, the Fund may invest in ETFs. An ETF is an investment company that generally trades on the New York Stock Exchange or another exchange and is designed to track or replicate a desired index, such as a sector, market, or global segment. ETFs may be passively managed or actively managed. An actively managed ETF is subject to management risk and may not achieve its objective if the ETF manager’s expectations regarding particular securities or markets are not met.

ETFs are subject to the risks of an investment in a broadly based portfolio of securities. These securities generally bear certain operational expenses. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Most ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash.

The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as investment companies, as described above. Furthermore, there may be times when the exchange halts trading, in which case the Fund would be unable to sell ETF shares until trading is resumed. Because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company that does not seek to track an index. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments. In addition, ETFs may trade at a discount from their net asset value which may increase investor risk. This risk may be greater for investors expecting to sell their shares in a relatively short period of time.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.

Oil and Gas Investments

The Fund may invest in oil and gas related assets, including oil royalty trusts that are traded on national securities exchanges (but subject to limits on purchasing and selling physical commodities as set out in the Fund’s fundamental investment restrictions). Oil royalty trusts are income trusts that own or control oil and gas operating companies. Oil royalty trusts pay out substantially all of the cash flow they

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receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unit holders) in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unit holders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity risk and reserve risk, as well as operating risk.

Issuer Location

The Fund considers a number of factors to determine whether an investment is tied to a particular country, including whether: the issuer is organized under the laws of, or maintain their principal places of business in, a particular country; the investment has its principal trading market in a particular country; the investment is issued or guaranteed by the government of a particular country, any of the government’s agencies, political subdivisions, or instrumentalities, or the central bank of such country; the investment is denominated in the currency issued by a particular country; the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a particular country or have at least 50% of their assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

Short Sales

The Fund may from time to time sell securities short. In the event that a Subadviser anticipates that the price of a security will decline, the Fund may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace a borrowed security sold short. Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

When-Issued Securities

The Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of a when-issued or forward delivery security may be more or less than the purchase price. The Trust and the Adviser do not believe that the Fund’s net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Participation Notes

The Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which generally is linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the BSE). Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based.

These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.

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Trust Preferred Securities (“TruPS”)

The Fund may invest in TruPS. TruPS are cumulative preferred stock, typically issued by banks and other financial institutions, the return of which generally is linked to the interest and/or principal payments of underlying subordinated debt, which typically has an initial maturity of at least 30 years and may be redeemed by the issuer after five years at a premium. Dividends are paid quarterly or semi-annually and may be deferred for at least five years without creating an event of default or acceleration. The Federal Reserve permits up to 25% of a bank holding company’s tier 1 capital to be in this form of security. As a result of the tax deductibility and treatment as tier 1 capital, TruPS have characteristics of both debt and equity.

Foreign Securities

Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Fund’s Prospectus, which are not typically associated with investing in U.S. issuers. Since the securities of foreign companies are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations or the imposition of trade sanctions and may incur costs in connection with conversions between various currencies. The investment policies of the permits it to enter into forward foreign currency exchange contracts, futures, options, and interest rate swaps in order to hedge portfolio holdings and commitments against changes in the level of future currency rates. To the extent the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political, and social conditions in those countries and the Fund may be subject to increased price volatility. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

Emerging Markets Investments

The Fund, subject to its investment strategies and policies, may invest in emerging markets investments, which have exposure to the risks discussed above relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.

Emerging market stock markets continue to undergo growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Emerging market debt securities may be more volatile, relatively less liquid and more difficult to value than debt securities economically tied to developed foreign countries. If the Fund’s investments need to be liquidated quickly, the Fund could sustain significant transaction costs. Further, investing in emerging market debt securities may present a greater risk of loss resulting from problems in security registration and custody or substantial economic, social, or political disruptions. In addition, rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

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Emerging market securities may present market, credit, currency, liquidity, legal, political and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed foreign countries. Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, relatively less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.

Investing in the China region, which encompasses the People’s Republic of China (“PRC”), Taiwan and Hong Kong, involves a higher degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. The region is highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture and politics. The success of China will continue to have an outsized influence on the growth and prosperity of Taiwan and Hong Kong.

The Fund’s investment exposure to the China region may subject the Fund, to a greater extent than if investments were made in developed countries, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in the China region. Generally, the economy, industries, and securities and currency markets of the China region may be affected by protectionist trade policies, slow economic activity worldwide, worsening environmental conditions and political and social instability. In addition, the economy, industries, and securities and currency markets of the China region are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low-cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from the PRC may also have an adverse impact on Chinese issuers. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of the China region.

Investments in the China region are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, and imperfect information because companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The willingness and ability of the Chinese government to support markets is uncertain. There has been increased attention from the SEC and the Public Company Accounting Oversight Board (“PCAOB”) with regard to international auditing standards of U.S. companies with significant operations in China and PCAOB-registered auditing firms in China. Because the SEC and PCAOB are currently only able to get limited information about these auditing firms and are restricted from inspecting the audit work and practices of registered accountants in China, there is the risk that material information about Chinese issuers may be unavailable.

China based companies that incorporate in the PRC can issue different classes of shares depending on where they are listed and which investors are allowed to own them. These are referred to as Class A Shares, Class B shares and Class H shares, which are all renminbi-denominated shares that trade in different currencies and are subject to different trade restrictions depending on what stock exchange they are listed on. The multiplicity of share classes and various restrictions on ownership, in addition to the ability of Chinese regulatory authorities and Chinese issuers to suspend trading and their willingness to exercise this option in response to market volatility and other events, can significantly impact liquidity and volatility of the Chinese market and the markets for Chinese securities. In addition, to the extent that the Fund invests in China A Shares, there may be legal restrictions imposed by the PRC on the repatriation of assets or proceeds from the sale of China A Shares.

The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China, certain Chinese companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in China. In such cases, the Chinese operating company establishes an offshore company, and the offshore company enters into contractual arrangements (such as powers of attorney, equity pledge agreements and other services or business cooperation agreements) with the operating company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the operating company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of China and are available to non-Chinese investors such as the Fund. This arrangement allows non-Chinese investors in the offshore company to obtain economic exposure to the Chinese company without direct equity ownership in the Chinese company. Thus, VIE structures and its contractual arrangements are not equivalent to equity ownership in the operating Chinese company, which presents additional risks.

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Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. On February 17, 2023, the China Securities Regulatory Commission ("CSRC") released the “Trial Administrative Measures of Overseas Securities Offering and Listing by Domestic Companies” (the “Trial Measures”) which came into effect on March 31, 2023. The Trial Measures will require Chinese companies that pursue listings outside of mainland China, including those that do so using the VIE structure, to make a filing with the CSRC. While the Trial Measures do not prohibit the use of VIE structures, this does not serve as a formal endorsement either. There is a risk that China may cease to tolerate VIEs at any time or impose new restrictions on the structure, in each case either generally or with respect to specific industries, sectors or companies. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying operating company are established through contract rather than through equity ownership. For example, in the event of a dispute, the offshore company’s contractual claims with respect to the operating company may be deemed unenforceable in China, thus limiting (or eliminating) the remedies and rights available to the offshore company and its investors. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities could take positions that result in increased tax liabilities. Further, the interests of the equity owners of the operating company may conflict with the interests of the investors of the offshore company, and the fiduciary duties of the officers and directors of the operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. Foreign companies listed on U.S. exchanges, including offshore companies that utilize a VIE structure, also could face delisting or other ramifications for failure to meet the requirements of the SEC, the PCAOB or other United States regulators. Any of the foregoing risks and events could negatively impact the value and liquidity of the investment in a VIE, and therefore the Fund's performance.

Additionally, on June 3, 2021, the President of the United States issued an executive order, which superseded a prior executive order, prohibiting U.S. persons, including the Fund, from purchasing or investing in publicly-traded securities of companies identified by the Office of Foreign Asset Control as “Chinese Military Industrial Complex Companies” (“CMIC”) or in any publicly-traded securities that are derivative of, or are designed to provide investment exposure to, prohibited CMIC securities. Certain securities that are or become designated as prohibited CMIC securities may have less liquidity as a result of such designation and the market price of such prohibited CMIC securities may decline, potentially causing losses to the Fund.

Structured Products

Structured products generally are individually negotiated agreements that are organized and operated to restructure the investment characteristics of the underlying securities. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Although the Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Other types of structured products may include baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products, which may affect their liquidity.

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Momentum Style Risk

Investing in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Forward Foreign Currency Contracts

The Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will account for forward contracts by marking-to-market each day at current forward contract values.

Non-Deliverable Forwards

The Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

Since the Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction. The Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political, and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Options on Foreign Currencies

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to changes in currency exchange rates. The Fund also may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the U.S. dollar price of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the U.S. dollar price of such securities, the Fund may purchase call options on such currency.

The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Fund to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the

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extent anticipated, the Fund could sustain losses on transactions in foreign currency options, which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of the Fund’s portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates.

The Fund also may engage in options transactions for non-hedging purposes. The Fund may use options transactions to gain exposure to a currency when a Subadviser believes that exposure to the currency is beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

With respect to writing put options, at the time the put is written, the Fund’s Custodian will maintain segregated assets in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The segregated assets will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

U.S. Government Obligations

A portion of the Fund may be invested in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of the obligations purchased by the Fund are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. Examples of these include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, and indirect obligations of the U.S. Treasury, such as obligations of the Government National Mortgage Association (known as “Ginnie Mae”), the Small Business Administration, the Maritime Administration, the Farmers Home Administration and the Department of Veterans Affairs.

While the obligations of many of the agencies of the U.S. Government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. Government. Some of the agencies are indirectly backed by their right to borrow from the U.S. Government, such as the Federal Financing Bank and the U.S. Postal Service. Other agencies and instrumentalities of the U.S. Government have historically been supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury’s authority to purchase their outstanding debt obligations. Instrumentalities of the U.S. Government include, among others, the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association (known as “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (known as “Freddie Mac”). In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac into conservatorship and increased its support of these two instrumentalities in May 2009 and again in December 2009 through substantial capital commitments and enhanced liquidity measures, which include a line of credit. The U.S. Treasury also extended a line of credit to the Federal Home Loan Banks. In August 2012, the U.S. Treasury amended its support of Fannie Mae and Freddie Mac to terminate the requirement that each pay a 10% dividend annually on all amounts received under the funding commitment and instead required the two instrumentalities to transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership, and require Fannie Mae and Freddie Mac to reduce their investment portfolios over time. Congress continues to evaluate proposals to reduce the U.S. Government’s role in the mortgage market and whether to wind down Fannie Mae and Freddie Mac. The proposals include, among others, whether Fannie Mae and Freddie Mac should be consolidated, privatized, restructured or eliminated. The Federal Housing Finance Agency (“FHFA”) recently announced plans to consider removing Fannie Mae and Freddie Mac from conservatorship. It is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure and corporate governance matters, which may have an adverse effect on these entities. As a result, the future for Fannie Mae and Freddie Mac is uncertain, as is the impact of such proposals, actions and investigations on the Fund’s investments in securities issued by Fannie Mae and Freddie Mac. No assurance can be given that the U.S. Government would provide continued support to instrumentalities, and these entities’ securities are neither issued nor guaranteed by the U.S. Treasury. Furthermore, with respect to the U.S. government securities purchased by the Fund, guarantees as to the timely payment of principal and interest do not extend to the

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value or yield of these securities nor do they extend to the value of the Fund’s shares. The Fund may invest in these securities if it believes they offer an expected return commensurate with the risks assumed.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn and has continued to grow since the economic contraction experienced more recently. Governmental agencies project that the United States will continue to maintain high debt levels for the foreseeable future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. Government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies, and can prevent the U.S. Government from implementing effective counter-cyclical fiscal policy in economic downturns.

Although the risk of default with U.S. government securities is considered low, any default on the part of a portfolio investment could cause the Fund’s share price or yield to fall.

The risk of default may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling. If the U.S. Congress is unable to negotiate an increase to the statutory debt ceiling, the U.S. government may default on certain U.S. government securities including those held by the Fund, which could have an adverse impact on the Fund. In recent years, the long-term credit rating of the U.S. government was downgraded by a major rating agency as a result of concern about the U.S. government’s budget deficit and rising debt burden. Similar downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Although remote, it is at least theoretically possible that under certain scenarios the U.S. government could default on its debt, including U.S. Treasury securities.

Municipal Bonds

Municipal bonds are debt obligations issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities (collectively, municipalities), the interest on which may, in the opinion of bond counsel to the issuer at the time of issuance, be exempt from federal and/or state income tax. Municipal bonds include securities from a variety of sectors, each of which has unique risks. Municipal bonds include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds.

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality.

Like other debt securities, municipal bonds are subject to credit risk, interest rate risk and call risk. Obligations of issuers of municipal bonds generally are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. However, the obligations of certain issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under the federal bankruptcy laws of an issuer of, or payment obligor with respect to, municipal bonds may result in, among other things, the municipal bonds being cancelled without repayment or repaid only in part. In addition, Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. Litigation and natural disasters, as well as adverse economic, business, legal, or political developments, may introduce uncertainties in the market for municipal bonds or materially affect the credit risk of particular bonds.

Eurodollar Securities

The Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in U.S. dollars.

Variable- and Floating-Rate Debt Securities

Variable- and floating-rate debt securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in

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value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.

Variable- and floating-rate debt securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate debt securities will not generally increase in value if interest rates decline. When the Fund holds variable- or floating-rate debt securities, a decrease in market interest rates will adversely affect the income received from such securities, which may also impact the net asset value of the Fund’s shares.

Certain variable- and floating-rate debt securities are subject to rates that are tied to an interest rate, such as the London Interbank Offered Rate (“LIBOR”). On March 5, 2021, the UK’s Financial Conduct Authority (“FCA”), which regulates LIBOR, publicly announced that all U.S. Dollar LIBOR settings will either cease to be provided by any administrator or will no longer be representative (i) immediately after December 31, 2021 for one-week and two-month U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. However, the most widely used U.S. dollar LIBORs are still scheduled to be published through June 30, 2023. As of January 1, 2022, as a result of supervisory guidance from U.S. regulator However, the most widely used U.S. dollar LIBORs are continued to be published through June 30, 2023 and will continue to be published on a synthetic basis through September 30, 2024. Some, U.S. regulated entities have generally ceased entering into new LIBOR contracts with limited exceptions.  On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, which establish benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024.

Although the transition process away from LIBOR has become increasingly well-defined, and potential effect of a transition away from LIBOR on the Fund or the debt securities or other instruments based on LIBOR in which the Fund invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments.

Additionally, alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The Internal Revenue Service has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The Internal Revenue Service may provide additional guidance, with potential retroactive effect.

Lower Rated Debt Securities

Fixed income securities rated lower than Baa by Moody’s or BBB by S&P, or, if not rated by Moody’s or S&P, a comparable rating from another nationally recognized statistical ratings organization, or determined to be of equivalent credit quality by a Subadviser, are below investment grade and are considered to be of poor standing and predominantly speculative. Such securities (“lower rated debt securities”) are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Lower rated debt securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations, or similar events. Also, lower rated debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. Certain convertible securities also may be rated below investment grade. The risks posed by securities issued under such circumstances are substantial. Investments in lower rated debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt instruments, but also typically entail greater potential price volatility and principal and income risk.

The Fund may invest in lower rated debt securities if its Subadviser believes that such security compensates for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on lower rated debt securities in the future. Issuers of these securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by an issuer is

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significantly greater for the holders of lower rated debt securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, economic recessions, such as those experienced in recent years, may result in default levels with respect to such securities in excess of historic averages.

The value of lower rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated debt securities may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading in the secondary market for lower rated debt securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower rated debt securities may be relatively less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower rated debt securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower rated debt securities’ prices may become more volatile and the Fund’s ability to dispose of particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, may be adversely affected.

Lower rated debt securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and any dividends to investors.

Besides credit and liquidity concerns, prices for lower rated debt securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings, such as takeovers or mergers. Such legislation could significantly depress the prices of outstanding lower rated debt securities. A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher rated securities, including risk of untimely interest and principal payment, default, price volatility and may present problems of liquidity, valuation, and currency risk.

Defaulted Securities. The Fund may invest in securities or debt of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated may not compensate the Fund adequately for the risks assumed. A wide variety of considerations render the outcome of any investment in a financially distressed company uncertain, and the level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties, is unusually high. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

There is no assurance that a Subadviser will correctly evaluate the intrinsic values of the distressed companies in which the Fund may invest. There is also no assurance that any Subadviser will correctly evaluate how such value will be distributed among the different classes of creditors, or that the any Subadviser will have properly assessed the steps and timing thereof in the bankruptcy or liquidation process. Any one or all of such companies may be unsuccessful in their reorganization and their ability to improve their operating performance. Also, such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. The Fund may invest in the securities of companies involved in bankruptcy proceedings, reorganizations and financial restructurings and may have a more active participation in the affairs of the issuer than is generally assumed by an investor.

This may subject the Fund to litigation risks or prevent the Fund from disposing of securities. In a bankruptcy or other proceeding, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged, disallowed or subordinated to the claims of other creditors. While the Fund will attempt to avoid taking the types of actions that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them.

Trade Claims. The Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. Trade claims offer investors the potential for profits since they are sometimes purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor’s financial position improves or the claim is paid.

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Inflation Protected Securities

Inflation protected securities are debt securities whose principal and/or interest payments are periodically adjusted according to the rate of inflation, unlike debt securities that make fixed principal and interest payments. Inflation protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The interest rate paid by TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease. The U.S. Treasury guarantees repayment of the original TIPS principal upon maturity, as adjusted for inflation. However, the current market value of TIPS is not guaranteed, and will fluctuate. In exchange for the inflation protection, TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Other issuers of inflation protected debt securities include other U.S. government agencies or instrumentalities, corporations, and foreign governments, which may or may not guarantee the repayment of the originally issued principal amount. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The value of inflation linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation linked securities. While inflation linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in an inflation protected security may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Pay-In-Kind Bonds

The Fund may invest in pay-in-kind bonds. Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of such bonds and may be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature.

Mortgage-Backed Securities, Mortgage Pass-Through Securities, and Collateralized Mortgage Obligations (“CMOs”)

The Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Fund also may invest in debt securities that are secured with collateral consisting of mortgage-backed securities, such as CMOs, and in other types of mortgage-related securities.

The principal issuers of mortgage-related securities are Ginnie Mae, Fannie Mae, and Freddie Mac. The type of government guarantees, if any, supporting mortgage-related securities depends on the issuers of the securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae is backed by Ginnie Mae and the full faith and credit of the U.S. Government. These guarantees, however, do not apply to the market value of Fund shares. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, are supported by the issuer’s right to borrow from the U.S. Treasury, while others, such as those issued by Fannie Mae, are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Fannie Mae and Freddie Mac are U.S. government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight. Both issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential

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mortgages. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. The U.S. Department of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations, and the U.S. Government has, in the past, provided financial support to Fannie Mae and Freddie Mac with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again. Congress continues to evaluate proposals to reduce the U.S. Government’s role in the mortgage market and whether to wind down Fannie Mae and Freddie Mac. The proposals include, among others, whether Fannie Mae and Freddie Mac should be consolidated, privatized, restructured or eliminated. The FHFA recently announced plans to consider removing Fannie Mae and Freddie Mac from conservatorship. It is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure and corporate governance matters, which may have an adverse effect on these entities. As a result, the future for Fannie Mae and Freddie Mac is uncertain, as is the impact of such proposals, actions and investigations on the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs that may be incurred. Some mortgage-backed securities (such as securities issued by Ginnie Mae) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Any discount enjoyed on the purchases of a pass-through type mortgage-backed security will likely constitute market discount. As the Fund receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the “accrued market discount.” Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to their face value will be subject to a similar rule requiring recognition of an offset to ordinary interest income, an amount of premium attributable to the receipt of principal. The amount of premium recovered is to be determined using a method similar to that in place for market discount. The Fund may elect to accrue market discount or amortize premium notwithstanding the amount of principal received. Such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, a Subadviser determines that the securities meet the Fund’s quality standards. Securities issued by certain private organizations may not be readily marketable.

To the extent that the Fund invests in mortgage-backed securities issued by private lenders, such securities may be issued in the form of several tranches. Depending on their respective seniority, individual tranches are subject to increased (and sometimes different) credit, prepayment and liquidity and valuation risks as compared to other tranches. These securities are often subject to greater credit, prepayment and liquidity and valuation risks than mortgage-backed securities issued by a U.S. government agency or instrumentality.

A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae and their income streams.

CMOs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately-issued CMOs have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. Such instruments also tend to be more sensitive to interest rates than U.S. government-

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issued CMOs. For federal income tax purposes, the Fund will be required to accrue income on CMOs using the “catch-up” method, with an aggregate prepayment assumption.

Dollar Rolls

The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through receipt of fee income. The Fund intends to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board, or with member banks of the Federal Reserve. The Trust does not believe the Fund’s obligations under dollar rolls are senior securities and accordingly, the Fund, as a matter of non-fundamental policy, will not treat dollar rolls as being subject to their respective borrowing or senior securities restrictions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

To-Be-Announced Securities

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools that will constitute that Ginnie Mae pass-through security to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate, and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages maybe less favorable than anticipated by the Fund.

Other Mortgage-Backed Securities

The Adviser and the Subadvisers expect that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser and the Subadvisers will, consistent with the Fund’s investment objective, policies, and quality standards, consider the appropriateness of making investments in such new types of mortgage-related securities.

Asset-Backed Securities

The Fund may invest a portion of its assets in debt obligations known as “asset-backed securities.” Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans, and leases).

The credit quality of asset-backed securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Asset-backed securities are subject to the same prepayment risks as mortgage-backed securities. For federal income tax purposes, the Fund will be required to accrue income on pay-through asset-backed securities using the “catch-up” method, with an aggregate prepayment assumption.

The credit quality of asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets that, in turn, may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as “pass-through certificates” or “collateralized obligations.”

Due to the shorter maturity of the collateral backing asset-backed securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established. In addition, with respect to

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credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. However, an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In some cases, investments in CBOs, CLOs and other CDOs may be characterized by the Fund as illiquid. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (i.e., credit risk and interest rate risk). CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the securities may produce unexpected investment results.

Equipment Trust Certificates

The Fund may invest in equipment trust certificates. The proceeds of such certificates are used to purchase equipment, such as railroad cars, airplanes, or other equipment, which in turn serve as collateral for the related issue of certificates. The equipment subject to a trust generally is leased by a railroad, airline, or other business, and rental payments provide the projected cash flow for the repayment of equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

Zero Coupon and Delayed Interest Securities

The Fund may invest in zero coupon or delayed interest securities, which pay no cash income until maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and are sold at substantial discounts from their value at maturity. When held to maturity or cash payment date, the entire income of such securities, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity or cash payment date. The market prices of zero coupon and

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delayed interest securities generally are more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically.

Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as the zero coupon convertible securities usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation, entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (“coupons”) which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the “corpus”) of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRS”) and Certificate of Accrual on Treasuries (“CATS”). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

The Federal Reserve program as established by the U.S. Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for tax purposes.

RECENT MARKET DEVELOPMENTS

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including Mercer as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output and supply chains. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty and adversely affect the value of the Fund’s investment and the performance of the Fund. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

In addition, macro-economic risks have increased in the form of supply chain disruptions, increased inflationary pressures, interest rate raises and the Russian invasion of Ukraine. In late February 2022, the Russian military invaded Ukraine, which amplified existing geopolitical tensions among Russia, Ukraine, Europe and many other countries including the U.S. and other members of the North Atlantic Treaty Organization (“NATO”). In response, various countries, including the U.S., the United Kingdom and members of the European Union issued broad-ranging economic sanctions against Russia, Russian companies and financial institutions, Russian individuals and others. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions

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against Russia and Russia’s military action against Ukraine will adversely impact the economies of Russia and Ukraine. Certain sectors of each country’s economy may be particularly affected, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors.

Further, a number of large corporations and U.S. and foreign governmental entities have announced plans to divest interests or otherwise curtail business dealings in Russia or with certain Russian businesses. These events have resulted in (and will continue to result in) a loss of liquidity and value of Russian and Ukrainian securities and, in some cases, a complete inability to trade in or settle trades in transactions in certain Russian securities. Further actions are likely to be taken by the international community, including governments and private corporations, that will adversely impact the Russian economy in particular. Such actions may include boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals, or other unforeseeable actions.

The Russian and Ukrainian governments, economies, companies and the region will likely be further adversely impacted in unforeseeable ways. The ramifications of the hostilities and sanctions may also negatively impact other regional and global economic markets (including Europe and the U.S.), companies in other countries (particularly those that have done business with Russia) and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas and precious metals. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the Fund’s performance and the value of an investment in the Fund. Both COVID-19 and the geopolitical crisis in Ukraine and Russia (with its effect on commodity prices, in particular) have also contributed to global inflationary pressures.

In March 2023, several financial institutions experienced a larger-than-expected decline in deposits and two banks, Silicon Valley Bank (“SVB”) and Signature Bank, were placed into receivership. Given the interconnectedness of the banking system, the Federal Reserve invoked the systemic risk exception, temporarily transferred all deposits-both insured and uninsured-and substantially all the assets of the two banks into respective bridge banks and guaranteed depositors’ full access to their funds.

This type of systemic risk event and/or resulting government actions can negatively impact the Fund, for example, through less credit being available to issuers or uncertainty regarding safety of deposits at other institutions. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts.

The energy markets have experienced significant volatility in recent periods and may continue to experience relatively high volatility for a prolonged period. In part due to geopolitical events, crude oil and natural gas prices may continue to be extremely volatile and it is not possible to predict whether or not they will stay at current levels, increase or decrease. To the extent that issuers in which the Fund invests to sustain its historical distribution levels, which in turn, may adversely affect the Fund. The Subadvisers may take measures to navigate the conditions of the energy markets, but there is no guarantee that such efforts will be effective or that the Fund’s performance will correlate with any increase in oil or gas prices. The Fund and its shareholders could therefore lose money as a result of the conditions in the energy market.

Changing interest rate environments (whether downward or upward) impact the various sectors of the economy in different ways. For example, low interest rate environments tend to be a positive factor for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and stock prices. Likewise, during periods when interest rates are increasing (rather than stagnant in a high or low interest rate environment), the price of fixed income investments tend to fall as investors begin to seek higher yielding investments. Accordingly, the Fund is subject to heightened interest rate risk during periods of low interest rates. Accordingly, because of the rising interest rate environment, the Fund may be adversely affected, especially funds that are more susceptible to interest rate risk (e.g., those funds that hold fixed income investments or that invest in equity securities of issuers who are adversely affected by rising interest rates).

The risks attendant to changing interest rate environments have been, and continue to be, magnified in the current economic environment. In July 2019, the Board of Governors of the Federal Reserve System (“Federal Reserve Board”) lowered the federal funds rate for the first time since 2008, and further decreased the federal funds rate in September and October of 2019 and March 2020. However, to combat rising inflation, the Federal Reserve Board reversed course and most recently increased the federal funds rate several times in 2022 and 2023.

To satisfy any shareholder redemption requests during periods of extreme volatility, it is more likely the Fund may be required to dispose of portfolio investments at inopportune times or prices.

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OTHER INVESTMENTS

The Board may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the Prospectus, provided such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation. The Fund may not:

(i)	Purchase the securities of any one issuer (other than the US government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment: (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations;

(ii)	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(iii)	Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices, or any other financial instruments, and may purchase and sell options on such futures contracts;

(iv)	Issue securities senior to the Fund’s presently authorized shares of beneficial interest, to the extent such issuance would violate applicable law;

(v)	Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

(vi)	Borrow money to the extent such borrowing would violate applicable law;

(vii)	Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies, or securities of other investment companies); and

(viii)	Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

For purposes of calculating industry concentration, the Fund considers both the borrower and institutional seller of a loan participation to be the “issuers” of such loan participation.

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MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below. The address of the executive officers of the Trust is 99 High Street, Boston, Massachusetts 02110.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (80)	Trustee	Trustee since 2005	Mr. Bains is retired.	8	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc. (2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).

Adela M. Cepeda 99 High Street Boston, MA 02110 (65)	Trustee	Trustee since 2005	Ms. Cepeda was Managing Director of PFM Financial Advisors LLC (a financial advisory firm) from September 2016 to December 2019. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) (1995 to 2016).	8	Ms. Cepeda is a Director or Trustee of: The UBS Funds (12 portfolios); UBS Relationship Funds; SMA Relationship Trust (1 portfolio); Morgan Stanley Pathway Funds (11 portfolios); BMO Financial Corp. (U.S. holding company for BMO Harris Bank N.A.); Ms. Cepeda was a Director of Fort Dearborn Income Securities, Inc. (2000 to 2016).

Gail A. Schneider 99 High Street Boston, MA 02110 (74)	Chairperson and Trustee	Chairperson since 2022; Trustee since 2009	Ms. Schneider is a self-employed consultant since 2007. Ms. Schneider was previously an Executive Vice President at JP Morgan Chase & Co.	8	None

Luis A. Ubiñas 99 High Street Boston, MA 02110 (60)	Trustee	Trustee since 2019	Mr. Ubiñas is retired. Mr. Ubiñas previously served as President of the Ford Foundation (a not-for profit organization) from 2008 to 2013 and prior to that he served as a Senior Partner for McKinsey & Company (a global consulting firm).	8	Mr. Ubiñas is a Director of: ATT, Electronic Arts, Inc., and Tanger Factory Outlet Centers, Inc.
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Joan E. Steel 99 High Street Boston, MA 02110 (69)	Trustee	Trustee since 2020	Ms. Steel is the Founder and Chief Executive Officer of Alpha Wealth Advisors LLC since September 2009. Prior to founding her own firm, Ms. Steel was a Senior Vice President, Private Wealth Advisor for the Capital Group, a large global asset manager.	8	Ms. Steel was an independent director of The Hershey Trust Company from 2012 to 2016.

Interested Trustee

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Richard S. Joseph** (58)	Trustee, President, and Chief Executive Officer	Since 2016	Mr. Joseph is Vice President and US Wealth Distribution Leader for Mercer Investments LLC since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investments LLC since 2005.	8	Mr. Joseph is a trustee of Mercer Trust Company LLC and was a director of Mercer Investments LLC from January 2017 to March 2019.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has eight portfolios.

**	Mr. Joseph is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Adviser.

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Officers

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with Trust	Term of Office(+) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Stephen Gouthro (55)	Vice President and Assistant Treasurer	Since 2018++	Mr. Gouthro is a partner at Mercer and U.S. Chief Operating Officer for Mercer’s U.S. Business Solutions Group. Mr. Gouthro joined Mercer in 2018. Prior to joining Mercer, Mr. Gouthro was at Putnam Investments in various leadership roles in Operations, Technology, and Investments.

Barry Vallan (54)	Vice President and Assistant Treasurer	Since 2021	Mr. Vallan is a Principal and the Head of Fund Administration at Mercer Investments LLC. Prior to joining Mercer in 2020, Mr. Vallan was Vice President of Fund Administration at J.P. Morgan (from 2017 to 2020).

Jeff Coleman (53)	Vice President, Treasurer and Chief Financial Officer	Since 2019++	Mr. Coleman is Head of Investment Operations at Mercer Investments LLC since 2019. Prior to joining Mercer, Mr. Coleman was a Vice President at Fidelity Investments from 2016 to 2018.

Stan Mavromates (62)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investments LLC since 2012.

Colin Dean (46)	Vice President and Assistant Secretary	Since 2021+++	Mr. Dean is Global Chief Counsel, Investments since 2018. He has served as Senior Legal Counsel - Investments for Mercer Investments LLC since 2010.

Caroline Hulme (38)	Vice President, Chief Legal Officer and Secretary	Since 2021+++	Ms. Hulme is Senior Legal Counsel, Investments since 2018. She served as Legal Counsel - Investments for Mercer Investments LLC from 2014 to 2018. Prior to 2014, she was an Associate in the investment management practice group of Bingham McCutchen LLP.

Larry Vasquez (56)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investments LLC since 2012.

Erin Lefkowitz (42)	Vice President	Since 2021	Ms. Lefkowitz is a Vice President and Senior Portfolio Manager of Mercer Investments LLC. Prior to joining Mercer in 2021, Ms. Lefkowitz held various roles in risk management, portfolio construction, trading and global fixed income portfolio management at Putnam Investments.

Nicole Wong (56)	Vice President and Chief Compliance Officer	Since 2022	Ms. Wong serves as Chief Compliance Officer of Mercer Trust Company LLC since December 2022. Prior to joining Mercer, Ms. Wong was Director – Compliance, Schwab Asset Management from 2019-2022. Ms. Wong also served in various Compliance leadership roles at State Street Corporation from 2009 to 2019, where she was most recently Vice President, Alternative Investment Solutions Risk and Compliance Director.
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+	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
++	Prior to 2023, Mr. Gouthro and Mr. Coleman each held different positions with the Trust since 2018 and 2019, respectively.
+++	Prior to 2021, Mr. Dean and Ms. Hulme each held different positions with the Trust, since 2010 and 2017, respectively.
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Board Leadership Structure

The Board is responsible for supervising the management of the Trust. The Board currently consists of six Trustees, five of whom are not “interested persons” of the Trust or the Adviser, within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”). The Chairperson of the Board is an Independent Trustee elected by a majority of the Trustees currently in office. As discussed below, the Board has two standing committees, an Audit Committee and a Nominating and Corporate Governance Committee, each of which is comprised solely of Independent Trustees. The Board believes its leadership structure, in which the Chairperson of the Board is not affiliated with the Adviser, is appropriate, in light of the services that the Adviser provides to the Trust and potential conflicts of interest that could arise from these relationships.

Qualifications of Trustees

In addition to the information about the Trustees provided in the table above, the following is a brief discussion of some of the specific experiences, qualifications, attributes, and/or skills of each Trustee that support the Board’s belief, as of the date of this SAI that he or she should serve as a Trustee of the Trust. The Board believes that the significance of each Trustee’s experience, qualifications, attributes, or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another Trustee) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that the Trustees need to have the ability to critically review, evaluate, question, and discuss information provided to them, and to interact effectively with Trust management, service providers, and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies, or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Nominating and Corporate Governance Committee contains certain other factors considered by the Committee in identifying and evaluating potential Trustee nominees. To assist the Board in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Adviser, and also may benefit from information provided by the Trust’s and the Adviser’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Harrison M. Bains, Jr. Mr. Bains has served as an Independent Trustee of the Trust since 2005 and has been most recently approved by shareholders of the Trust on October 28, 2019. Mr. Bains has no relationships that would impair his independence to the Trust. Mr. Bains has experience serving on the Board of the Trust as well as on the boards of other business organizations and investment companies. Mr. Bains has substantial senior corporate financial management experience. Mr. Bains most recently has served as Vice President and Treasurer of Bristol-Myers Squibb Co., and previously served as a Senior Vice President and Treasurer of RJR Nabisco and as a Senior Vice President of Chase Manhattan.

Adela M. Cepeda. Ms. Cepeda has served as an Independent Trustee of the Trust since 2005 and has been most recently approved by shareholders of the Trust on October 28, 2019. Ms. Cepeda has no relationships that would impair her independence to the Trust. Ms. Cepeda has experience serving on the Board of the Trust as well as on the boards of other investment companies, businesses, and not-for-profit organizations. Ms. Cepeda has significant professional experience with financial transactions. Ms. Cepeda was Founder and President of A.C. Advisory, Inc., a municipal financial advisory firm, and previously chaired the Audit Committee of the board of Wyndham International, Inc.

Gail A. Schneider. Ms. Schneider has served as an Independent Trustee of the Trust since 2009 and has been most recently approved by shareholders of the Trust on October 28, 2019. Ms. Schneider has no relationships that would impair her independence to the Trust. Ms. Schneider’s experience has included serving on the boards of directors of several organizations throughout her career. Ms. Schneider worked for 20 years at JP Morgan Chase & Co., where she was an Executive Vice President. As Executive Vice President, Ms. Schneider was responsible for the management of the Retail Investment and Banking businesses as well as Fiduciary businesses, including the J.P. Morgan Chase & Co. Trust Department and Retirement Services. Most recently, Ms. Schneider has worked as a self-employed consultant, introducing positive psychology principles into the domains of business and education.

Luis A. Ubiñas. Mr. Ubiñas has served as an Independent Trustee of the Trust since 2019 and has been most recently approved by shareholders of the Trust on October 28, 2019. Mr. Ubiñas has no relationships that would impair his independence to the Trust. Mr. Ubiñas’ experience has included serving as President of the Ford Foundation and as a senior partner at McKinsey & Company. Mr. Ubiñas also served on the US Trade Commission and on the Commission for US Competitiveness of the Export-Import Bank. Most recently, Mr. Ubiñas has served on the boards of various public and private companies and on the boards of non-profit organizations.

Joan E. Steel. Ms. Steel has served as an Independent Trustee of the Trust since 2020, when she was appointed by the Independent Trustees. Ms. Steel has no relationships that would impair her independence to the Trust. Ms. Steel’s experience has included serving

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as Founder and Chief Executive Officer of Alpha Wealth Advisors LLC, an independent financial consulting firm. Ms. Steel has served on the boards of various non-profit organizations and private companies.

Richard S. Joseph. Mr. Joseph has served as a Trustee of the Trust since 2017 and has been most recently approved by shareholders of the Trust on October 28, 2019. Mr. Joseph has been President and Head of the US Mercer Delegated Solutions of the Adviser since December 2015. Prior to December 2015, he was Chief Operating Officer of the Adviser since 2005.

Additional information regarding the general characteristics considered by the Nominating and Corporate Governance Committee of the Board in recommending a Trustee, and any potential nominee to serve as Trustee, may be found below under “Board Committees.”

Board Committees

Mr. Bains, Ms. Cepeda, Ms. Schneider, Mr. Ubiñas and Ms. Steel sit on the Trust’s Audit Committee, and Ms. Steel serves as Chairperson of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding its internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audit(s) thereof; (iii) oversee or assist Board oversight of the Trust’s compliance with legal and regulatory requirements relating to the Trust’s accounting and financial reporting and independent audits; (iv) approve, prior to appointment, the engagement of the Trust’s independent registered public accounting firm, and review and evaluate the qualifications, independence, and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. During the fiscal year ended March 31, 2023, the Audit Committee met 3 times.

Mr. Bains, Ms. Cepeda, Ms. Schneider, Mr. Ubiñas and Ms. Steel sit on the Trust’s Nominating and Corporate Governance Committee. Ms. Cepeda serves as Chairperson of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Trustees; (ii) periodically review Independent Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iii) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments, and periodically review the responsibilities and need for all committees of the Board.

While the Nominating and Corporate Governance Committee is solely responsible for the recommendation of Trustee candidates, the Nominating and Corporate Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Corporate Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Mercer Investments LLC, 99 High Street, Boston, MA 02110. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. In addition, a nominee must provide such additional information as reasonably requested by the Nominating and Corporate Governance Committee.

In evaluating a person as a potential nominee to serve as a Trustee of the Trust (including any nominees recommended by shareholders), the Nominating and Corporate Governance Committee of the Board considers, among other factors that the Committee may deem appropriate and relevant:

•	the character and integrity of the person;
•	whether or not the person is qualified under applicable laws and regulations to serve as a Trustee of the Trust;
•	whether or not the person has any relationships that might impair his or her independence in serving on the Board such as any business, financial, or family relationships with Trust management, the Adviser and the Subadvisers, Trust service providers, or their affiliates;
•	whether the nomination of the person would be consistent with Trust policy and applicable laws and regulations regarding the number and percentage of the Independent Trustees on the Board;
•	the person’s judgment, skill and experience with investment companies and other organizations of comparable purpose, complexity, and size and subject to similar legal restrictions and oversight;
•	whether or not the person serves on the boards of trustees, or is otherwise affiliated with, other financial service organizations or those organizations’ mutual fund complexes;
•	whether or not the person is willing to serve and is willing and able to commit the time necessary for the performance of the duties and responsibilities of a Trustee of the Trust;
•	the educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences; and
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•	whether the Committee believes the person has the ability to exercise effective business judgment and would act in the best interests of the Trust and its shareholders.

The Nominating and Corporate Governance Committee also may establish specific requirements and/or additional factors to be considered for Board candidates as the Committee deems necessary or appropriate. During the fiscal year ended March 31, 2023, the Nominating and Corporate Governance Committee met 1 time.

Board’s Role in Risk Oversight

The Board does not have a direct role in the day-to-day risk management of the Trust. Rather, the Board’s role in the management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser, its affiliates, and the Subadvisers, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk, and operational risk). As part of its oversight, the Board or the Chairperson regularly interacts with and receives reports from senior personnel of the Trust’s service providers, including the Adviser’s Chief Investment Officer (or a senior representative of his office), the Trust’s Chief Compliance Officer, and the Subadvisers’ portfolio management personnel. The Audit Committee, which oversees the financial reporting of the Trust and its service providers, meets in scheduled meetings with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer, with which the Audit Committee Chairman maintains contact between Committee meetings. The Board also receives periodic presentations from senior personnel of the Adviser (including the LRC and derivatives risk management committee), or its affiliates, and the Subadvisers regarding risk management generally, as well as periodic presentations regarding specific operational, compliance, or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, liquidity, credit, investment research, securities lending and derivatives. The Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, the Adviser and other service providers to the Fund have adopted a variety of policies, procedures, and controls designed to address particular risks to the Fund. Different processes, procedures, and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Trust. The Board also receives reports from counsel to the Trust or counsel to the Adviser and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

TRUSTEES’ OWNERSHIP OF FUND SHARES

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each Trustee as of December 31, 2022:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Independent Trustees

Harrison M. Bains, Jr.	None	None
Adela M. Cepeda	None	None
Gail A. Schneider	None	None
Luis A. Ubiñas	None	None
Joan E. Steel	None	None

Interested Trustee

Richard S. Joseph	None	None

As of December 31, 2022, the Trustees did not own any securities issued by the Adviser, the Distributor, or a Subadviser, or any company controlling, controlled by, or under common control with the Adviser, the Distributor, or a Subadviser.

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TRUSTEES’ COMPENSATION

The following table sets forth the compensation earned by the Trustees for the Trust’s fiscal year ended March 31, 2023:

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees
Independent Trustees

Harrison M. Bains, Jr.	$203,000	None	$203,000
Adela M. Cepeda	$218,000	None	$218,000
Gail A. Schneider	$233,000	None	$233,000
Luis A. Ubiñas	$203,000	None	$203,000
Joan E. Steel	$220,000	None	$220,000

Interested Trustee

Richard S. Joseph	None	None	None

No officer of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Independent Trustee an annual retainer of $125,000. In addition, the Trust pays the Chairperson of the Board $30,000 per year, the Chairperson of the Nominating and Corporate Governance Committee $15,000 per year, and the Chairperson of the Audit Committee $17,000 per year. The Trust also pays each Independent Trustee $10,000 per regular in-person Board meeting attended, $10,000 per ad-hoc in-person Board meeting attended, and $5,000 per ad-hoc telephonic Board meeting attended. Each member of the Audit Committee and the Nominating and Corporate Governance Committee additionally receives $6,000 and $5,000, respectively, per Committee meeting attended.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES [TO BE COMPLETED BY AMENDMENT]

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Trust is presumed to control the Trust under the provisions of the 1940 Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.

As of [ ], the Trustees and officers of the Trust, as a group, did not own 1% or more of any class of equity securities of any of the Fund.

As of [ ], the persons listed in the table below owned, beneficially or of record, 5% or more of a class of equity securities of the Fund. The address for each of the principal holders identified below is: Attn: Jeff Coleman, 99 High Street, Boston, Massachusetts 02110.

Fund/Class of Shares	Principal Holders of Securities	Number of Shares Held	Percentage of the Outstanding Shares of the Class
Mercer Short Duration Fixed Income Fund Class Y-3		[ ]	[ ]	%

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING, AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

Mercer Investments LLC, a Delaware limited liability company located at 99 High Street, Boston, Massachusetts 02110, serves as the investment adviser to the Fund. The Adviser is an indirect, wholly-owned subsidiary of Marsh & McLennan Companies, Inc., a global professional services firm, organized as a Delaware corporation. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC.

The Adviser provides investment advisory services to the Fund pursuant to the Investment Management Agreement, as amended, dated July 1, 2014, between the Trust and the Adviser (the “Management Agreement”). Pursuant to the Management Agreement, the Trust employs the Adviser generally to manage the investment and reinvestment of the assets of the Fund. In so doing, the Adviser may hire

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one or more Subadvisers for the Fund to carry out the investment program of the Fund (subject to the approval of the Board). The Adviser continuously monitors each Subadviser’s management of the Fund’s investment operations in accordance with the investment objectives and related policies of the Fund, and, (where appropriate) administers the investment programs of the Fund. The Adviser furnishes periodic reports to the Board regarding the investment programs and performance of the Fund.

The Adviser is responsible for paying its expenses. The Trust pays the following expenses: the maintenance of its corporate existence; the maintenance of its books, records, and procedures; dealing with shareholders of the Fund; the payment of dividends; transfer of stock, including issuance, redemption, and repurchase of shares; preparation and filing of such forms as may be required by the various jurisdictions in which the Fund’s shares may be sold; preparation, printing, and mailing of reports and notices to shareholders; calling and holding of shareholders’ meetings; miscellaneous office expenses; brokerage commissions; custodian fees; legal and accounting fees; taxes; and state and federal registration fees.

Pursuant to the Management Agreement, the Fund pays the Adviser a fee for managing the Fund’s investments that is calculated as a percentage of the Fund’s assets under management. For its investment services, the Adviser receives the annual investment management fees, set forth below as a percentage of the Fund’s average daily net assets: [TO BE COMPLETED BY AMENDMENT]

Adviser Investment Management Fee* On Net Assets
Fund	Average net assets up to $750 million		Average net assets in excess of $750 million up to $1 billion		Average net assets in excess of $1 billion
Mercer Short Duration Fixed Income Fund	[ ]	%	[ ]	%	[ ]	%

*	Consists of the total investment management fee payable by the Fund to the Adviser. The Adviser is responsible for paying the subadvisory fees.

The Adviser has contractually agreed, until at least July 31, 2025, to waive any portion of its investment management fee that it is entitled to under the Investment Management Agreement with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers for the management of their allocated portions of the Fund. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser.

The Adviser has also contractually agreed, until at least July 31, 2025, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2025 without the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser.

Subadvisers and Portfolio Managers

The Adviser has entered into a Subadvisory Agreement with each Subadviser. Each Subadviser makes day-to-day investment decisions for the portion of assets of the Fund that are allocated to the Subadviser.

The Adviser recommends one or more Subadvisers for the Fund to the Board based upon the Adviser’s continuing quantitative and qualitative evaluation of each Subadviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Fund is not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Subadviser, and the Adviser does not expect to recommend frequent changes of Subadvisers.

The Subadvisers have discretion, subject to oversight by the Board and the Adviser, to purchase and sell portfolio assets, consistent with the Fund’s investment objective, policies, and restrictions, and specific investment strategies developed by the Adviser.

Generally, no Subadviser provides any services to the Fund except asset management and related administrative and recordkeeping services. However, a Subadviser or its affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

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The Subadvisers also provide investment management and/or subadvisory services to other mutual funds and also may manage other pooled investment vehicles or other private investment accounts. Although investment decisions for the Fund are made independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions are made for the Fund. Additional information about potential conflicts of interest regarding each Subadviser is set forth in the Subadviser’s Form ADV, which prospective shareholders should evaluate prior to purchasing Fund shares. A copy of Part 1 and Part 2 of the each Subadviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). A copy of Part 2 of the Adviser’s Form ADV will be provided to shareholders or prospective shareholders upon request.

Information about each portfolio manager’s compensation and the other accounts managed by the portfolio manager is included in Appendix C to this SAI. As of the date of this SAI, none of the portfolio managers owned any shares in the Fund.

Aristotle Pacific Capital, LLC (“Aristotle Pacific”), located at 840 Newport Center Drive, Suite 700, Newport Beach, CA 92660, serves as a Subadvisor to the Mercer Short Duration Fixed Income Fund. Founded in 2022, Aristotle Pacific (formerly Pacific Asset Management LLC) specializes in credit oriented fixed income strategies. Aristotle Capital Management, LLC holds a controlling interest in Aristotle Pacific. Aristotle Pacific is registered as an investment adviser under the Advisers Act.

Merganser Capital Management, LLC (“Merganser”), located at 99 High Street, Boston, MA 02110, serves as a Subadvisor to the Mercer Short Duration Fixed Income Fund. Merganser is a Delaware limited liability company. The principal owners of Merganser are the Gahan 2019 Descendants’ Trust and Jonathan M. Nelson indirectly through Providence Equity Capital Markets Merganser LLC, an affiliate of Providence Equity Partners L.L.C. Merganser is registered as an investment adviser under the Advisers Act.

Voya Investment Management Co. LLC (“Voya IM”), located at 230 Park Avenue, New York, New York, 101689, serves as a Subadviser to the Mercer Short Duration Fixed Income Fund. Voya IM, a Delaware limited liability company, was founded in 1972. Voya IM has acted as an investment adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. Voya IM is registered as an investment adviser under the Advisers Act.

Custody Services. State Street (the “Custodian”), located at 1 Heritage Drive, North Quincy, Massachusetts 02171, provides custody services for the securities and cash of the Fund. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made, plus a per transaction fee for transactions during the period. The Custodian utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

Shareholder Administrative Services Arrangements

Shareholder Administrative Services Plan. The Board has adopted a Shareholder Administrative Services Plan on behalf of the Fund to compensate those parties that provide, or that arrange for the provision of, certain types of non-distribution related shareholder administrative services (“Shareholder Administrative Services”) that are provided to the Adviser Class, Class I and Class Y-2 shareholders of the Fund and/or for overseeing and monitoring the provision of such Shareholder Administrative Services. The fees payable under the Shareholder Administrative Services Plan may be paid to the Fund’s distributor and to the Adviser or its affiliates, or to such banks, broker-dealers, trust companies, insurance companies, financial planners, retirement plan administrators, mutual fund supermarkets, and other similar types of third-party financial industry service providers (the “Administrative Services Providers”) that provide Shareholder Administrative Services to the shareholders of the subject classes, provided that such Shareholder Administrative Services are not duplicative of the services otherwise already being provided to the shareholders by other parties. The Shareholder Administrative Services Plan provides for payments in an amount or at a rate not to exceed 0.25%, 0.25%, and 0.15% on an annual basis of the average daily net asset value of the Adviser Class, Class I and Class Y-2 shares of the Fund, respectively. These fees are used to compensate Administrative Services Providers for providing various types of shareholder administrative support services including: (a) attending to shareholder correspondence, requests and inquiries, and other communications with shareholders; (b) assisting with exchanges and with the processing of purchases and redemptions of shares; (c) preparing and disseminating information and documents for use by shareholders; (d) assisting shareholders with purchase, exchange and redemption requests; (e) receiving, aggregating and processing purchase and redemption orders; (f) providing and maintaining retirement plan records; (g) communicating periodically with shareholders and answering questions and handling correspondence from shareholders about their accounts; (h) acting as the sole shareholder of record and nominee for shareholders; (i) maintaining account records and providing Shareholders with account statements; (j) processing dividend payments; (k) issuing shareholder reports and transaction confirmations; (l) providing sub-accounting services; (m) forwarding shareholder communications to shareholders; (n) receiving, tabulating and transmitting proxies executed by shareholders; (o) disseminating information about the Fund; (p) providing general account administration activities; and (q) providing monitoring and oversight of non-advisory relationships with entities providing services to the subject classes, including the Transfer Agent and those Administrative Services Providers that provide non-distribution related sub-transfer agency, administrative, sub-accounting and other similar types of non-distribution related shareholder administrative services to shareholders in the subject classes.

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Shareholder Administrative Services Agreement. The Adviser has entered into a Shareholder Administrative Services Agreement with the Fund pursuant to which the Adviser provides certain Shareholder Administrative Services to the Fund’s Adviser Class, Class I and Class Y-2 shareholders, including providing or procuring the types of non-distribution related shareholder administrative services described above and for monitoring and overseeing non-advisory relationships with entities providing such services to these share classes. Under the Shareholder Administrative Service Agreement, the Adviser is entitled to a fee of 0.15% on an annual basis of the respective average daily net assets for each of the Adviser Class, Class I and Class Y-2 shares of the Fund. Under the Fund’s shareholder servicing arrangements, amounts required to be paid by the Fund under the Shareholder Administrative Services Agreement are accrued from the fees paid under the Shareholder Administrative Services Plan.

No shares of the Adviser Class, Class I and Class Y-2 share classes were outstanding prior to the date of this SAI, and as a result the Fund did not pay any fees under the Shareholder Administrative Services Plan.

Principal Underwriting Arrangements

MGI Funds Distributors, LLC (the “Distributor”), a Delaware limited liability company that is a wholly-owned subsidiary of Foreside Distributors, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, acts as the principal underwriter of each class of shares of the Fund pursuant to a Distribution Agreement with the Trust. The Distribution Agreement requires the Distributor to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously.

A Distribution and Shareholder Services Plan pertaining to the Adviser Class shares of the Fund has been adopted by the Trust in the manner prescribed pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) to compensate persons for certain service and activities that are primarily intended to result in the sale of Adviser Class shares of the Fund.

The 12b-1 Plan provides that the Fund shall pay to the Distributor, the Adviser, or their affiliates a fee in an amount or at a rate not to exceed 0.25% on an annual basis of the average daily net asset value of the Adviser Class shares of the Fund. The Distributor and the Adviser shall use the fees paid to them under the 12b-1 Plan for sales, marketing and promotional activities (“Marketing Services”), which may include, among other things, the preparation and distribution of advertisements, sales literature, and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for distribution and marketing related services. The distribution fee also may be used to compensate dealers and others that have entered into an agreement with the Distributor or the Adviser for Marketing Services that include attracting shareholders to Adviser Class shares of the Fund.

The distribution fee payable under the 12b-1 Plan also may be used to pay authorized persons (“Authorized Service Providers”) who enter into agreements with the Distributor or the Adviser to provide certain services to Adviser Class shareholders. For purposes of the 12b-1 Plan, “service activities” include any personal services or account maintenance services, which may include but are not limited to: assisting beneficial shareholders with purchase, exchange and redemption requests; activities in connection with the provision of personal, continuing services to investors in the Fund; receiving, aggregating and processing purchase and redemption orders; providing and maintaining retirement plan records; communicating periodically with shareholders and answering questions and handling correspondence from shareholders about their accounts; acting as the sole shareholder of record and nominee for shareholders; maintaining account records and providing beneficial owners with account statements; processing dividend payments; issuing shareholder reports and transaction confirmations; providing sub-accounting services for Adviser Class shares of the Fund held beneficially; forwarding shareholder communications to beneficial owners; receiving, tabulating and transmitting proxies executed by beneficial owners; disseminating information about the Fund; and general account administration activities. Other expenses of an Authorized Service Provider related to its “service activities,” including telephone and other communications expenses, may be included in the information regarding amounts expended for such activities. To the extent that an Authorized Service Provider that is subject to the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) receives fees from the 12b-1 Plan for providing “personal service and/or the maintenance of shareholder accounts” as contemplated by the Conduct Rules of FINRA, such payment may be deemed to be a “service fee” as such term is defined in FINRA Conduct Rule 2341(b)(9). An Authorized Service Provider is authorized to pay its affiliates and independent third party service providers for performing service activities consistent with the terms of the 12b-1 Plan.

There is no distribution plan with respect to the Fund’s Class I, Class Y-2 and Class Y-3 shares, and the Fund pays no distribution fees with respect to the shares of those classes.

Rule 12b-1 requires that: (i) the Board receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made; (ii) the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

No shares of the Adviser Class were outstanding prior to the date of this SAI, and as a result the Fund did not pay any fees under the 12b-1 Plan.

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Transfer Agency Services

State Street, located at 1 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Trust’s transfer agent (the “Transfer Agent”).

Securities Lending

Pursuant to an agreement between the Trust and State Street, the Fund may lend its portfolio securities through State Street as securities lending agent to certain qualified borrowers.  As securities lending agent for the Fund, State Street administers the Fund’s securities lending program. The services provided to the Fund by State Street with respect to the Fund’s securities lending activities during the most recent fiscal year included, among other things: locating approved borrowers and arranging loans; collecting fees and rebates due to the Fund from a borrower; monitoring daily the value of the loaned securities and collateral and marking to market the daily value of securities on loan; collecting and maintaining necessary collateral; managing qualified dividends; negotiating loan terms; selecting securities to be loaned; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; and arranging for return of loaned securities to the Fund at loan termination and pursuing contractual remedies on behalf of the lending Fund if a borrower defaults on a loan.

Independent Registered Public Accounting Firm [TO BE COMPLETED BY AMENDMENT]

The Trust’s independent registered public accounting firm is [ ], located at [ ]. [ ], and its affiliates, conduct an annual audit of the Fund’s financial statements and provide other audit, tax, and related services.

Legal Counsel [TO BE COMPLETED BY AMENDMENT]

Dechert LLP, Washington, DC, is legal counsel to the Trust. Stradley Ronon Stevens & Young, LLP, Philadelphia, Pennsylvania, is independent legal counsel to the Independent Trustees [(other than with respect to matters involving [ ])]. [Ropes & Gray LLP, Chicago, Illinois, is special independent legal counsel to the Independent Trustees with respect to matters involving [ ].]

Codes of Ethics

The Trust, the Adviser, the Distributor and each Subadviser have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics apply to the personal investing activities of access persons, as defined by Rule 17j-1, and are designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Under the codes, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and, in certain cases, to pre-clear securities transactions. Copies of each code are on file with the SEC and available to the public.

Proxy Voting Policies

The Board has delegated to the Adviser the responsibility to vote proxies with respect to the portfolio securities held by the Fund. The Adviser, in turn, has delegated to each Subadviser the responsibility to vote proxies with respect to portfolio securities held by the portion of the Fund that the Subadviser advises. The Adviser and each Subadviser have adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which the Adviser has discretionary authority. You may obtain information regarding how the Adviser and the Subadvisers voted proxies on behalf of the Fund relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 (i) without charge, upon request; (ii) through the following web site: https://viewpoint.glasslewis.com/WD/?siteId=MercerFundsProxy; and (iii) on the SEC’s Web site at http://www.sec.gov or the EDGAR database on the SEC’s Web site. Appendix B to this SAI contains the proxy voting policies (or summaries thereof) of the Adviser and each Subadviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Assets of the Fund are invested by the Subadvisers in a manner consistent with the Fund’s investment objective, strategies, policies, and restrictions, as well as with any instructions the Board may issue from time to time. Within this framework, and subject to the oversight of the Adviser, the Subadvisers are responsible for making all determinations as to the purchase and sale of portfolio securities for the Fund, and for taking all steps necessary to implement securities transactions on behalf of the Fund. When placing orders, the Subadvisers will seek to obtain the best net results, taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.

The Adviser, from time to time, may execute trades with certain unaffiliated third-party brokers in connection with the transition of the securities and other assets included in the Fund’s portfolio when there is a change in Subadvisers for the Fund or a reallocation of assets

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among the Fund’s Subadvisers. An unaffiliated third-party broker selected by the Adviser or the relevant Subadviser provides execution and clearing services with respect to such trades, as well as transition management support services, and is compensated for such services out of the commissions paid on the trades. All such transactions effected using a transition broker must be accomplished in a manner that is consistent with the Trust’s policy to achieve best net results, and must comply with the Trust’s procedures regarding the execution of Fund transactions through affiliated brokers. The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

The Fund has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities, nor will the Fund purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

For securities traded in the over-the-counter markets, the Subadvisers deal directly with the dealers who make markets in these securities, unless better prices and execution are available elsewhere. The Subadvisers negotiate commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Subadvisers generally seek reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Subadvisers. To the extent permitted by law, the commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided. Such research or services include advice, both oral and in writing, as to the value of securities; the advisability of investing in, purchasing, or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. In addition, for the Adviser, such research or services may include advice concerning the allocation of assets among Subadvisers and the suitability of Subadvisers. To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Adviser or a Subadviser, the Adviser or Subadviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. Such research or services provided by a broker-dealer through whom the Adviser or a Subadviser effects securities transactions for the Fund may be used by the Adviser or Subadviser in servicing all of its accounts. In addition, the Adviser or the Subadviser may not use all of the research and services provided by such broker-dealer in connection with the Fund.

The same security may be suitable for the Fund, another fund, or other private accounts managed by the Adviser or a Subadviser. Each Subadviser has adopted policies that are designed to ensure that when the Fund and one or more other accounts of the Subadviser simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the other accounts. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

Portfolio Turnover

The Fund is free to dispose of its portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund’s investment objective.

Except as otherwise provided in the Prospectus, the Fund does not intend to use short-term trading as a primary means of achieving its investment objective. The rate of portfolio turnover for the Fund shall be calculated by dividing (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year, and as of the end of each of the succeeding eleven months and dividing the sum by 13.

A high portfolio turnover rate (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and ultimately by the Fund’s shareholders. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

Disclosure of Portfolio Holdings

The Adviser and the Board have adopted a Portfolio Holdings Disclosure Policy (the “Policy”) to govern disclosure of information relating to the Fund’s portfolio holdings (“Portfolio Holdings”), and to prevent the misuse of material, non-public information, including

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Portfolio Holdings. Generally, the Policy restricts the disclosure of Portfolio Holdings data to certain persons or entities, under certain conditions, and requires that all shareholders, whether individual or institutional, must be treated in the same manner, as it relates to the disclosure of Portfolio Holdings. In all cases, the Adviser’s Chief Compliance Officer (or their designee) is responsible for authorizing the disclosure of the Fund’s Portfolio Holdings and the Fund does not accept compensation or consideration of any sort in return for the preferential release of Portfolio Holdings information. Any such disclosure is done only if consistent with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to its clients, including the Fund. In accordance with the Policy, the Trust’s Chief Compliance Officer must consider whether the disclosure of Portfolio Holdings (1) is in the best interests of the Fund’s shareholders, and (2) presents any conflicts of interest between the Fund’s shareholders, on the one hand, and those of the Adviser, the principal underwriter, or any affiliated person thereof, on the other. The Trust’s Chief Compliance Officer shall consult, if necessary, with counsel regarding any potential conflicts.

In accordance with the Policy, the Fund will disclose its Portfolio Holdings periodically, to the extent required by applicable federal securities laws. These disclosures include the filing of a complete schedule of the Fund’s Portfolio Holdings with the SEC semi-annually on Form N-CSR and within 60 days after the end of the first and third fiscal quarter on Exhibit F to Form N-PORT. Form N-CSR and Exhibit F to Form N-PORT are available to the public through the EDGAR Database on the SEC’s Internet Web site at: http://www.sec.gov.

The Policy provides that the Fund’s Portfolio Holdings information may be released to selected third parties, such as fund rating agencies, information exchange subscribers (and any clients of information exchange subscribers that request Portfolio Holdings information), consultants and analysts, and portfolio analytics providers, only when there is a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Fund or through a confidentiality agreement. The Fund’s Portfolio Holdings information may also be released to the Fund shareholder redeeming securities in-kind (up to seven days prior to making the redemption request).

Pursuant to the Policy, complete Portfolio Holdings information may be released to rating agencies on a monthly basis, no earlier than fifteen days following month-end. The Fund may publish “Portfolio Compositions” on its Web site on a monthly basis, with at least a fifteen day lag. This information may include Top Ten Holdings and certain other portfolio characteristics.

Under the Policy, the Fund also may share its Portfolio Holdings with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Custodian, Administrator, proxy voting vendor, and independent registered public accounting firm. The Trust’s service agreements with each of these entities mandate the confidential treatment (including appropriate limitations on trading) of Portfolio Holdings data by each service provider and its employees.

The authorization to disclose the Fund’s Portfolio Holdings - other than through an SEC filing or Web site posting - must come from the Adviser’s Chief Compliance Officer, the Trust’s Chief Compliance Officer, or a designee of the Trust’s Chief Compliance Officer. Any requests for Portfolio Holdings information that fall outside the Policy must be pre-approved, in writing, by the Adviser’s Compliance Department, following consultation, if necessary, with the Trust’s Chief Compliance Officer or outside counsel. The Adviser’s Compliance Department maintains a log of all ad-hoc Portfolio Holdings information that is released. This log is provided to the Trust’s Chief Compliance Officer and the Board, for review and monitoring of compliance with the Policy. The Board periodically reviews the Policy and its operation, including disclosure of Portfolio Holdings to third parties.

CAPITAL STOCK AND OTHER SECURITIES

The Trust is authorized to offer four classes of shares for the Fund: Adviser Class, Class I, Class Y-2 and Class Y-3. Additional classes of shares may be offered in the future. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value.

The shares of beneficial interest represent an equal proportionate interest in the assets and liabilities of the Fund and have identical voting, dividend, redemption, liquidation, and other rights and preferences as the other classes of the Fund, except that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class’ arrangement for shareholder services and the distribution of shares, including its Rule 12b-1 plan, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Under Delaware law, the Trust is not required, and the Trust presently does not intend, to hold regular annual meetings of shareholders. Meetings of the shareholders of the Fund may be held from time to time to consider certain matters, including changes to the Fund’s fundamental investment policies, changes to the Trust’s investment management agreement, and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares. The shares of the Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees

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have authority, from time to time, to divide or combine the shares of the Fund into a greater or lesser number of shares so affected. In the case of a liquidation of the Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage share ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by the Fund.

On any matter submitted to a vote of the shareholders, all shares shall be voted separately by individual shareholders, except: (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual shareholders; and (ii) when the Board has determined that the matter affects the interests of more than one series of the Trust, then the shareholders of all such series of the Trust shall be entitled to vote thereon. The Trustees also may determine that a matter affects only the interests of one or more classes of shares of the Fund, in which case any such matter shall be voted on by such class or classes.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION AND OTHER SERVICES

Additional Exchange and Redemption Information. As discussed in the Prospectus, eligible shares of the Fund may be exchanged for shares of the corresponding class of another series of the Trust.

The Fund may suspend redemption privileges or postpone the date of payment during any period: (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of the Fund’s portfolio at the time.

A 2.00% redemption fee payable to the Fund may apply to any shares that are redeemed (either by sale or exchange) less than 30 days from purchase. The redemption fee is intended to offset the trading costs, market impact, and other costs associated with short-term trading into and out of the Fund.

NET ASSET VALUE

The Fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each day when the NYSE is open. If the NYSE is closed on a day it would normally be open for business or the NYSE has an unscheduled early closing on a day it has opened for business, due to inclement weather, technology problems or any other reason, the Fund reserves the right to treat that day as a business day and accept purchase and redemption orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Fund’s management believes an adequate market remains to meet purchase and redemption orders for that day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, the Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until and calculate the Fund’s NAV as of such earlier closing time. Currently, the NYSE is open for trading every day except Saturdays, Sundays, and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or a Subadviser as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Investments in investment companies are valued at their net asset value.

The Board has designated the Adviser to serve as the Valuation Designee under Rule 2a-5 under the 1940 Act, subject to continuing Board oversight. The Adviser has established a Valuation Committee that is responsible, on the Adviser’s behalf as Valuation Designee, for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Subadviser) do not otherwise accurately reflect the fair value of the security, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation may be used to value debt obligations with 60 days or less remaining until maturity, so long as such amortized cost method approximates fair value.

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The application of fair value pricing represents a good faith determination based on specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its NAV per share.

TAXATION

Distributions

The following supplements the information in the Prospectus.

The policy of the Trust is to distribute substantially all of the Fund’s net investment income and net realized capital gains, if any, in the amount and at the times that will avoid the Fund incurring any material amounts of federal income or excise taxes.

Taxes

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The discussion in this section is based on the provisions of the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory, or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and does not constitute tax advice. All investors should consult their own tax advisors as to the federal, state, local, and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC,” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that the Fund distributes to its shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement — the Fund must distribute an amount at least equal to the sum of 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the taxable year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived from the Fund’s business of investing in such stock, securities, or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio

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holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

With respect to gains from the sale or other disposition of foreign currencies, the Treasury Department can, by regulation, exclude from qualifying income for purposes of the Income Requirement foreign currency gains which are not directly related to the Fund’s principal business of investing in stock (or options or futures with respect to stock of securities), but no regulations have been proposed or adopted pursuant to this grant of regulatory authority.

Income and gain from certain commodity investments, such as gold and other precious metals, generally will not be qualifying income for purposes of the Income Requirement. Under an Internal Revenue Service revenue ruling, income from certain commodities-linked derivatives also is not considered qualifying income for purposes of the Income Requirement. For these reasons, the Fund must limit the extent to which it receives income from such commodity investments and commodity-linked derivatives to a maximum of 10% of its annual gross income.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, the Fund will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that the Fund distributes in cash. If the Internal Revenue Service determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company.

If, for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if the Board determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term, rather than long-term, capital gains in contrast to a comparable fund with a low portfolio turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions—Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund does not undertake any obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another series of the Trust, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other series of the Trust, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from the use of such capital loss carryovers.

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Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii)	the sum of (1) the excess, if any, of specified losses incurred after October 31 of the current taxable year, over specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of other ordinary losses incurred after December 31 of the current taxable year, over other ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 21%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute, by December 31 of each year, an amount at least equal to the sum of: (1) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year’s undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. As discussed below, under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. The Fund calculates income dividends and capital gains distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of the Fund whose strategy includes investing in the stock of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Taxation of Fund Distributions—Qualified Dividend Income for Individuals” and “Taxation of Fund Distributions—Dividends-Received Deduction for Corporations”.

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as

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ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, if the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions—Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income may be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the shareholder must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, shareholders must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the shareholder. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Section 163(j) Dividends. Certain distributions reported by the Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

Section 199A Deduction. Individuals and certain other non-corporate entities are generally eligible for a 20% deduction with respect to ordinary dividends received from REITs (“qualified REIT dividends”) and certain taxable income from Master Limited Partnerships (“MLPs”). Treasury regulations permit a regulated investment company to pass through to its shareholders qualified REIT dividends eligible for the 20% deduction through 2025. However, the regulations do not provide a mechanism for a regulated investment company to pass through to its shareholders income from MLPs that would be eligible for such deduction if received directly by the shareholders.

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Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than the Fund actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if the Fund makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund.

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including Build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper, and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in October, November or December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

Sales, Exchanges, and Redemption of Fund Shares. Sales, exchanges, and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. The Fund (or its administrative agent) is required to report to the Internal Revenue Service and furnish to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and repurchased by the Fund on or after that date. The Fund will permit shareholders to elect from among several permitted cost basis methods. In the absence of an election, the Fund will use a default cost basis method. The cost basis method a shareholder elects may not be changed with respect to a repurchase of shares after the settlement date of the repurchase. Shareholders should consult with their tax advisors to determine the best permitted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions or Exchanges at a Loss within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Tax Shelter Reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

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Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long- or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that the Fund otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements, and Hedging Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund, minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by the Fund, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gain or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts, and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale, and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the Internal Revenue Service with respect to these rules (which determination or

47

guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC Investments. The Fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Foreign Shareholders — U.S. Withholding Tax at the Source” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the Internal Revenue Service, the Code and proposed Treasury regulations that portion of the Fund’s income from a U.S. REIT that is attributable to excess inclusion income imputed to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable

48

mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (“UBTI”), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to the Fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. For purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund may be treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives at least 90% of its income from certain qualifying sources, but less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a regulated investment company.

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, if the Fund invests in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

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Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

●	provide your correct social security or taxpayer identification number,
●	certify that this number is correct,
●	certify that you are not subject to backup withholding, and
●	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. Non-U.S. investors generally will be subject to U.S. federal withholding tax at the rate of 30% (or at a lower rate if provided for by an applicable treaty) on distributions treated as ordinary income unless the distributions are effectively connected with a U.S. trade or business of the non-U.S, investor (see discussion below), and may be subject to estate tax with respect to their Fund shares. However, non-U.S. investors may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. interest income and/or certain short-term capital gains earned by the Fund, to the extent reported by the Fund. There can be no assurance as to whether any of the Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the Fund. Moreover, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Capital Gain Dividends. In general, a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% (or at a lower rate if provided for by an applicable treaty) on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return. Additionally, with respect to a non-U.S. investor that is treated as a corporation for U.S. federal income tax purposes, such dividends and gains realized may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable treaty).

Investment in U.S. Real Property. The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by certain RICs received from U.S. REITs.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

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U.S. Estate Tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from back-up withholding.

The Fund is also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements under the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Fund will be set forth in the Fund’s annual report to shareholders, including the report of the Fund’s independent registered public accounting firm. A shareholder may obtain a copy of the annual report at no charge by calling 1-888-887-0619.

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APPENDIX A

CORPORATE DEBT RATINGS

Moody’s Investors Service, Inc. describes classifications of corporate bonds as follows:

Aaa. Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

Standard & Poor’s Ratings Group describes classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor’s Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances, they differ from the AAA issues only in small degree.

A-1

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

D. Debt rated D is in default, or is expected to default upon maturity or payment date.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-2

APPENDIX B [To be updated with new Subadvisers’ proxy voting policies by amendment.]

PROXY VOTING POLICIES

Below are the proxy voting policies (or summaries thereof) of the Adviser and the Subadvisers:

Mercer Investments LLC

Mercer Funds

Proxy Voting Policy

Summary

Mercer Investments LLC and Mercer Trust Company LLC (collectively, “Mercer”) retain highly qualified subadvisors to manage client accounts, including respectively, the Mercer Funds (“Funds”) and collective investment trusts. These managers have detailed knowledge of the investments they make on behalf of these clients and Funds and are therefore in a position to judge what is in the best interests of the clients and Funds as shareholder. With respect to the Funds, Mercer Investments LLC, as the Funds’ advisor, recommends and monitors subadvisors for the Funds, and therefore the Funds’ Board of Trustees believes it is in the best interest of the Funds to adopt the proxy voting policies of Mercer, as described below.

SCOPE

This policy applies to all Mercer colleagues and to the Mercer Funds.

POLICY STATEMENT

Mercer believes that voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility, and to that end, Mercer delegates this responsibility to subadvisors with respect to the underlying portfolio securities managed on behalf of client accounts, including the Funds. When voting (or not voting) proxies for retirement assets governed by the United States Department of Labor and its Employee Retirement Income Security Act of 1974 (ERISA), plan fiduciaries, including Mercer, must consider only the pecuniary impact of their proxy votes on the plan’s investments. The use of ERISA plan assets to further policy-related or political issues through proxy resolutions that are not likely to enhance the economic value of an investment is prohibited.

Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, Mercer expects subadvisors to vote based on the premise that board members of companies in which they have invested client assets should act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company. Underlying Mercer’s voting policy are four fundamental objectives:

Mercer expects subadvisors to act in the best financial interests of Mercer clients and the Funds, as applicable, to protect and enhance the long-term value of their investments;

In order to do this effectively, Mercer expects subadvisors to utilize the full weight of Mercer client or Fund shareholdings in ensuring that their views have maximum impact in every vote;

Mercer expects subadvisors to have a strong commercial interest in ensuring that the companies in which they invest client and Fund assets are successful and to actively pursue this interest by promoting best practice in the boardroom; and

Mercer expects subadvisors to have appropriate procedures in place to deal with conflicts of interest in voting proxies; to that end, Mercer will not instruct subadvisors how to vote proxies.

For ERISA plan assets, when deciding whether to exercise – and in exercising – the right to vote proxies and other shareholder rights, in order to meet ERISA’s prudence and loyalty standards, fiduciaries, including Mercer, must comply with the following principles:

1.	act solely in accordance with the economic interest of the plan client and/or collective investment trust;

Proxy Voting Policy Statement and Procedures
B-1

2.	consider any costs involved;

3.	not subordinate the interests of the plan clients or collective investment trusts to any non-pecuniary objective, or promote non-pecuniary benefits or goals unrelated to those financial interests;

4.	evaluate material facts that form the basis for any particular proxy vote or other exercise of shareholder rights;

5.	maintain records on proxy voting activities and other exercises of shareholder rights; and

6.	exercise prudence and diligence in the selection and monitoring of persons, if any, selected to advise or otherwise assist with exercises of shareholder rights, such as providing research and analysis, recommendations regarding proxy votes, administrative services with voting proxies, and recordkeeping and reporting services.

Mercer has implemented this policy in order to support and encourage subadvisors to exercise sound corporate governance practice when voting proxies. Mercer Investments LLC will require all Fund subadvisors to provide to it their proxy policies; any material revisions thereto must be provided to Mercer Investments LLC as soon as is practicable, and as part of the periodic compliance due diligence process (see “North America Subadvisor Due Diligence Procedures”). Mercer Investments LLC will ensure that the Funds’ Board of Trustees receive copies of subadvisors’ proxy policies, or summaries thereof, and Mercer Legal and/or Compliance personnel will review each Fund subadvisor’s proxy voting policy as part of that review process.

Proxies that are inadvertently delivered to Mercer rather than to a subadvisor will be sent immediately to the appropriate contact at that subadvisor. Additionally, Mercer personnel will follow up with the subadvisor contact to ensure receipt.

In certain circumstances, such as with respect to client investments in commingled investment funds managed by a subadvisor, Mercer retains responsibility to vote proxies on behalf of clients (unless directed otherwise by the client). In those cases, it is Mercer’s policy to vote in the best financial interests of its clients and, as applicable, to protect and enhance the long-term value of their investments. The applicable discretionary investment committee with respect to the client account shall be authorized to vote these proxies after consideration of potential conflicts of interest as described below, and in the case of ERISA plan assets, in compliance with the six principles described above.

Conflicts of Interest

Mercer and each of its subadvisors have respectively adopted a Code of Ethics, Insider Trading Policy, and other compliance policies and procedures to preserve the independence of its investment advice to its clients (including the Mercer Funds). Nonetheless, from time to time, a proxy proposal may involve an apparent conflict between the interests of Mercer’s or its subadvisors’ clients and the interests of Mercer, its subadvisors or any affiliated person of Mercer. As described above, Mercer expects each subadvisor to have in place policies and procedures designed to address conflicts of interest in the proxy voting process. In those circumstances where Mercer votes a proxy related to a client or Fund holding, in reviewing these proxies to identify any potential material conflicts between the interests of Mercer and affiliated persons and those of its clients, Mercer will consider:

Whether Mercer, its subadvisors and affiliated persons have an economic incentive to vote in a manner that is not consistent with the best interests of Mercer’s clients. For example, Mercer may have an economic incentive to vote in a manner that would please corporate management if Mercer or an affiliate were in the process of seeking a client relationship with a company and wanted that company’s corporate management to direct business to Mercer. Such business could include, among other things, managing company retirement plans or serving as consultant for the company and its pension plans;

Whether there are any existing business or personal (including familial) relationships between a Mercer employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients; or

Whether the shareholder proposing a resolution on a proxy of a company whose securities are held in client accounts is also a client of Mercer.

Form N-PX – Reporting; Disclosure of Proxy Voting Information

Proxy Voting Policy Statement and Procedures
B-2

Pursuant to Section 30 of the Investment Company Act of 1940, the Funds must file their complete proxy voting record with the Securities and Exchange Commission (“SEC”) on Form N-PX not later than August 31 of each year for the most recent twelve-month period ended June 30. Mercer Investments LLC has delegated the gathering of this information from the Fund’s subadvisors to a proxy voting vendor. The vendor shall both file Form N-PX with the SEC and provide the required website to which Mercer Investments LLC may link its internet site in order to make such information available to Mercer Funds shareholders.

The Funds will disclose the Funds’, Mercer Investments LLC’s and each subadvisor’s proxy voting policies, or will provide a description or copy of them, as applicable, in the Statement of Additional Information (the “SAI”) included in the Funds’ Registration Statement on Form N-1A. The Funds will disclose that these proxy voting policies, or a description of them, are available without charge, upon request on the SEC's website at http://www.sec.gov. Upon any request for a proxy voting policy, or description, the policy or the description (or a copy of the most recent SAI containing the policy or description) will be sent by first-class mail or other prompt delivery method within three business days of receipt of the request. The Funds will also disclose in the SAI that information is available about how the Funds voted proxies during the most recent twelve-month period ended June 30 on the SEC's website at http://www.sec.gov.

REPORTING

Clients other than the Funds and their shareholders may obtain information about how their proxies were voted by contacting Mercer. Availability of proxy voting reports shall be described in Mercer Investments LLC’s Form ADV, Part 2A.

MAINTENANCE OF RECORDS

Mercer shall maintain and preserve permanently in an easily accessible place a copy of these Procedures and any modifications thereto. In addition, Mercer shall also maintain the following records relating to proxy voting in the event that Mercer, rather than a subadvisor, votes a proxy:

A copy of each proxy statement that Mercer receives regarding client securities which is not provided to a subadvisor;

A record of each vote cast by Mercer on behalf of a client;

Documentation relating to the identification and resolution of conflicts of interest related to the vote, if applicable.

All required records shall be maintained and preserved in an easily accessible place for a period of not less than seven years, the first two years in an easily accessible place.

DELEGATION

Nothing in this policy shall be interpreted to prevent Mercer Investments LLC’s, Mercer Trust Company LLC’s and/or the Funds’ Chief Compliance Officer (“CCO”) from relying upon work performed, and reports written, by persons under the CCO’s supervision, provided the CCO determines that such delegation is appropriate.

EXCEPTIONS

Any exceptions to this policy must be approved, in writing, by the CCO.

RESOURCES

Any questions regarding this policy should be raised with the CCO or a member of the Legal & Compliance Department. ■

Last Amended:	March 2021
Last Reviewed:	March 2021

Proxy Voting Policy Statement and Procedures
B-3

APPENDIX C

ADDITIONAL INFORMATION ABOUT

THE FUND’S PORTFOLIO MANAGERS

Compensation of Portfolio Managers

Set forth below are descriptions of the compensation arrangements utilized by the Fund’s Subadvisers to compensate the portfolio managers of the Fund. Under the Trust’s manager of managers structure, the Fund pays a fee to the Adviser for investment advisory services, and the Adviser, in turn, compensates the Fund’s Subadvisers. Each Subadviser is responsible for compensating its employees. Each portfolio manager’s compensation arrangements are established by the Subadviser by whom the portfolio manager is employed. Neither the Trust nor the Adviser has any discretion or authority to determine the amount or the structure of an individual portfolio manager’s respective compensation arrangements.

Other Accounts Managed by the Portfolio Managers

The portfolio managers of the Fund may provide portfolio management services to various other entities, including other registered investment companies, pooled investment vehicles that are not registered investment companies, and other investment accounts managed for organizations or individuals. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment company or other account. Specifically, a portfolio manager who manages multiple investment companies and/or other accounts is presented with potential conflicts of interest that may include, among others:

(i)	an inequitable distribution of the portfolio manager’s time and attention;

(ii)	the unequal distribution or allocation between accounts of a limited investment opportunity; and

(iii)	incentives, such as performance-based management fees, that relate only to certain accounts.

Set forth below is information regarding the other accounts for which each portfolio manager has day-to-day portfolio management responsibilities, as of [ ], 2023, unless otherwise noted. The accounts are classified into three categories: (i) registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays management fees that are based on investment performance (“performance fees”), information regarding those accounts is presented separately.

Voya Investment Management Co. LLC (“Voya IM”) [TO BE COMPLETED BY AMENDMENT]

The portfolio managers who are primarily responsible for the day-to-day management of Voya IM’s allocated portion of the Fund’s portfolio are Sean Banai, CFA, David Goodson, CFA, Anil Katarya, CFA and Rajen Jadav, CFA.

Compensation. [ ]

Ownership of Fund Shares. As of [ ], Messrs. Banai, Goodson, Katarya and Jadav did not beneficially own any shares of the Fund.

Other Accounts Managed by Portfolio Managers.

In addition to the Fund, Mr. Banai manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

C-1

 In addition to the Fund, Mr. Goodson manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

In addition to the Fund, Mr. Katarya manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

In addition to the Fund, Mr. Jadav manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

Potential Conflicts of Interest. [ ]

Aristotle Pacific Capital, LLC (“Aristotle Pacific”) [TO BE COMPLETED BY AMENDMENT]

The portfolio managers who are primarily responsible for the day-to-day management of Aristotle Pacific’s allocated portion of the Fund’s portfolio are David Weismiller, CFA, Michael Marzouk, CFA and Ying Qui, CFA.

Compensation. [ ]

Ownership of Fund Shares. As of [ ], Messrs. Weismiller and Marzouk and Ms. Qui did not beneficially own any shares of the Fund.

Other Accounts Managed by Portfolio Managers.

In addition to the Fund, Mr. Weismiller manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

C-2

In addition to the Fund, Mr. Marzouk manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

In addition to the Fund, Ms. Qui manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

Potential Conflicts of Interest. [ ]

Merganser Capital Management, LLC (“Merganser”) [TO BE COMPLETED BY AMENDMENT]

The portfolio managers who are primarily responsible for the day-to-day management of Merganser’s allocated portion of the Fund’s portfolio are Andrew M. Smock, CFA and Adam M. Ware, CFA.

Compensation. [ ]

Ownership of Fund Shares. As of [ ], Messrs. Smock and Ware did not beneficially own any shares of the Fund.

Other Accounts Managed by Portfolio Managers.

In addition to the Fund, Mr. Smock manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

In addition to the Fund, Mr. Ware manages:

	Total Accounts			Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Registered Investment Companies*	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles*	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts*	[ ]	$	[ ]	[ ]	$	[ ]

*	As of [ ], 2023.

Potential Conflicts of Interest. [ ]

C-3

MERCER FUNDS

PART C

OTHER INFORMATION

Item 28.	EXHIBITS

(a)	Articles of Incorporation.

(1)	Registrant’s Amended and Restated Agreement and Declaration of Trust, effective as of May 16, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(i)	Amendment to Registrant’s Amended and Restated Agreement and Declaration of Trust, effective as of May 16, 2005, is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed with the SEC via EDGAR on December 30, 2011.

(2)	Registrant’s Certificate of Trust, as filed with the State of Delaware on March 11, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 21, 2005.

(i)	Amendment to Registrant’s Certificate of Trust, as filed with the State of Delaware, is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed with the SEC via EDGAR on December 30, 2011.

(b)	By-Laws.

(1)	Registrant’s Amended and Restated By-Laws, effective as of May 16, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s Amended and Restated By-laws, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(d)	Investment Advisory Contracts.

(1)	Investment Management Agreement between the Registrant and Mercer Investments LLC, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(i)	Amendment to Schedule A of the Investment Management Agreement between the Registrant and Mercer Investments LLC, is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2016.

(ii)	Second Amendment to Schedule A of the Investment Management Agreement between the Registrant and Mercer Investments LLC, to be filed by amendment.

(2)	Subadvisory Agreement between Mercer Investments LLC and Acadian Asset Management LLC, Subadvisor of Mercer Global Low Volatility Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(3)	Subadvisory Agreement between Mercer Investments LLC and Aristotle Pacific Capital, LLC, Subadvisor of Mercer Short Duration Fixed Income Fund, to be filed by amendment.

(4)	Subadvisory Agreement between Mercer Investments LLC and American Century Investment Management, Inc., Subadvisor to Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and American Century Investment Management, Inc., is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2016.

(5)	Subadvisory Agreement between Mercer Investments LLC and Arrowstreet Capital, Limited Partnership, Subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and Arrowstreet Capital, Limited Partnership, is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(ii)	Amendment to Subadvisory Agreement between Mercer Investments LLC and Arrowstreet Capital, Limited Partnership, dated June 18, 2019, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2019.

(6)	Subadvisory Agreement between Mercer Investments LLC and Barrow, Hanley, Mewhinney & Strauss, LLC, Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(7)	Subadvisory Agreement between Mercer Investments LLC and BennBridge US LLC, Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2021.

(8)	Subadvisory Agreement between Mercer Investments LLC and BlackRock International Limited, Subadvisor of Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and BlackRock International Limited, dated April 2, 2020, is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2020.

(ii)	Amendment to Subadvisory Agreement between Mercer Investments LLC and BlackRock International Limited, dated October 5, 2021, is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2022.

(9)	Subadvisory Agreement between Mercer Investments LLC and Brandywine Global Investment Management, LLC, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated by reference to Post Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2022.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and Brandywine Global Investment Management, LLC, dated December 8, 2022, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(10)	Subadvisory Agreement between Mercer Investments LLC and Colchester Global Investors Limited, Subadvisor of Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and Colchester Global Investors Limited, dated October 5, 2021, is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2022.

(ii)	Amendment to Subadvisory Agreement between Mercer Investments LLC and Colchester Global Investors Limited, dated May 19, 2022, is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2022.

(11)	Subadvisory Agreement between Mercer Investments LLC and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie Investment Management”), Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2019.

(12)	Subadvisory Agreement between Mercer Investments LLC and GW&K Investment Management, LLC, Subadvisor of Mercer US Small/Mid Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed with the SEC via EDGAR on June 24, 2016.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and GW&K Investment Management, LLC, is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(13)	Subadvisory Agreement between Mercer Investments LLC and Income Research & Management, Subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and Income Research & Management, is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(14)	Subadvisory Agreement between Mercer Investments LLC and Jennison Associates LLC, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2019.

(15)	Subadvisory Agreement between Mercer Investments LLC and Loomis, Sayles & Company, L.P., Subadvisor of Mercer US Small/Mid Cap Equity Fund and Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed with the SEC via EDGAR on June 24, 2016.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and Loomis, Sayles & Company, L.P., is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(16)	Subadvisory Agreement between Mercer Investments LLC and LSV Asset Management, Subadvisor of Mercer US Small/Mid Cap Equity Fund and Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2015.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and LSV Asset Management, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed with the SEC via EDGAR on June 24, 2016.

(ii)	Amendment to Subadvisory Agreement between Mercer Investments LLC and LSV Asset Management, is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(17)	Subadvisory Agreement between Mercer Investments LLC and Manulife Investment Management (US) LLC, Subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2016.

(18)	Subadvisory Agreement between Mercer Investments LLC and Martingale Asset Management, L.P., Subadvisor of Mercer Global Low Volatility Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2015.

(19)	Subadvisory Agreement between Mercer Investments LLC and Massachusetts Financial Services Company, Subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(i)	Amendment to Subadvisory Agreement between Mercer Investments LLC and Massachusetts Financial Services Company, dated April 1, 2020, is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2020.

(20)	Subadvisory Agreement between Mercer Investments LLC and Merganser Capital Management, LLC, Subadvisor of Mercer Short Duration Fixed Income Fund, to be filed by amendment.

(21)	Subadvisory Agreement between Mercer Investments LLC and Ninety One North America, Inc., Subadvisor of Mercer Global Low Volatility Equity Fund and Mercer Opportunistic Fixed Income Fund, dated April 4, 2023, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(22)	Subadvisory Agreement between Mercer Investments LLC and O’Shaughnessy Asset Management, LLC, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via Edgar on July 29, 2022.

(23)	Subadvisory Agreement between Mercer Investments LLC and Origin Asset Management LLP, Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2019.

(24)	Subadvisory Agreement between Mercer Investments LLC and Parametric Portfolio Associates, LLC, Subadvisor of Mercer US Large Cap Equity Fund, Mercer US Small/Mid Cap Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2021.

(25)	Subadvisory Agreement between Mercer Investments LLC and PGIM, Inc., Subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(26)	Subadvisory Agreement between Mercer Investments LLC and Polen Capital Management LLC, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2019.

(27)	Subadvisory Agreement between Mercer Investments LLC and River Road Asset Management, LLC, Subadvisor of US Small/Mid Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2019.

(28)	Subadvisory Agreement between Mercer Investments LLC and Schroder Investment Management North America Inc., Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2021.

(29)	Sub-Subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd., Sub-Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-

Effective Amendment No. 49 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2021.

(30)	Subadvisory Agreement between Mercer Investments LLC and Veritas Asset Management LLP, Subadvisor of Mercer Global Low Volatility Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 29, 2019.

(31)	Subadvisory Agreement between Mercer Investments LLC and Voya Investment Management Co. LLC, Subadvisor of Mercer Short Duration Fixed Income Fund, to be filed by amendment.

(32)	Subadvisory Agreement between Mercer Investments LLC and Western Asset Management Company, LLC, Subadvisor of Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2022.

(33)	Sub-Subadvisory Agreement between Western Asset Management Company, LLC and Western Asset Management Company Limited to the Registrant’s Registration Sub-Subadvisor of Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2022.

(34)	Subadvisory Agreement between Mercer Investments LLC and Westfield Capital Management Company, L.P., Subadvisor of Mercer US Small/Mid Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(i)	Amendment #1 to Subadvisory Agreement between Mercer Investments LLC and Westfield Capital Management Company, L.P., dated September 17, 2015, is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2020.

(ii)	Amendment #2 to Subadvisory Agreement between Mercer Investments LLC and Westfield Capital Management Company, L.P., is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2016.

(iii)	Amendment #3 to Subadvisory Agreement between Mercer Investments LLC and Westfield Capital Management Company, L.P., is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(35)	Subadvisory Agreement between Mercer Investments LLC and William Blair Investment Management, LLC, Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2016.

(e)	Underwriting Contracts.

(1)	Distribution Agreement between the Registrant and MGI Funds Distributors, LLC, is incorporated herein by reference to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 29, 2019.

(i)	Amendment to Distribution Agreement between the Registrant and MGI Funds Distributors, LLC, is incorporated herein by reference to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2022.

(ii)	Second Amendment to Distribution Agreement between the Registrant and MGI Funds Distributors, LLC, to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)	Custodian Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(i)	Amendment to Appendix A of the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(ii)	Amendment to Custodian Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed with the SEC via EDGAR on December 30, 2011.

(iii)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed with the SEC via EDGAR on August 14, 2013.

(iv)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2015.

(v)	Second Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(2)	Delegation Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(h)	Other Material Contracts.

(1)	Administration Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), dated as of August 12, 2005, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(i)	First Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company (successor by merger to Investors Bank &

Trust Company), effective as of January 1, 2008, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(ii)	Second Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company, effective as of July, 1, 2011, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(iii)	Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company, dated as of October 12, 2012, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(iv)	Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company, dated as of August 14, 2013, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(v)	Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company, dated as of December 4, 2013, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(vi)	Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company, dated as of January 1, 2015, is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2015.

(vii)	Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company, dated as of June 28, 2018, is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2018.

(viii)	Second Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(2)	Second Amended and Restated Administrative Services Agreement between the Registrant and Mercer Investments LLC, dated as of April 1, 2019, is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 29, 2019.

(i)	Form of Amendment to Second Amended and Restated Administrative Services Agreement between the Registrant and Mercer Investments LLC, to be filed by amendment.

(3)	Transfer Agency Services Agreement between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2013.

(i)	Amendment to Transfer Agency Services Agreement between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to

Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed with the SEC via EDGAR on August 14, 2013.

(ii)	Amendment to Transfer Agency Services Agreement between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2015.

(iii)	Amendment to Transfer Agency Services Agreement between the Registrant and State Street Bank and Trust Company, dated November 5, 2015, is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2016.

(iv)	Amendment to Transfer Agency Services Agreement between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(4)	Indemnification Agreement between the Registrant and each indemnified party, effective March 11, 2013, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014.

(5)	Expense Limitation Agreement between the Registrant and Mercer Investments LLC, effective as of April 1, 2019, is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 29, 2019.

(i)	Amendment to Expense Limitation Agreement between the Registrant and Mercer Investments LLC, to be filed by amendment.

(6)	Shareholder Administrative Services Plan, relating to Adviser Class, Class I and Class Y-2 shares, is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 29, 2019.

(i)	Amendment to Shareholder Administrative Services Plan, relating to Adviser Class, Class I and Class Y-2 shares, to be filed by amendment.

(7)	Services Agreement between the Registrant, Mercer Investments LLC and MGI Funds Distributors, LLC and Fidelity Investments Institutional Operations Company, Inc., National Financial Services LLC and Fidelity Brokerage Services LLC, dated as of January 1, 2020, is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2020.

(8)	Dynamic Cash Allocation Agreement between the Registrant and State Street Bank and Trust Company, dated as of March 30, 2020, is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2020.

(i)	Legal Opinion.

(1)	Legal Opinion of Dechert LLP, counsel to the Registrant, to be filed by amendment.

(j)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm for the Registrant, to be filed by amendment.

(2)	Powers of Attorney.

(i)	Power of Attorney appointing Colin J. Dean and Patrick W.D. Turley as attorneys-in-fact and agents to Stephen Gouthro, is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed with the SEC via EDGAR on January 30, 2019.

(ii)	Power of Attorney appointing Colin J. Dean and Patrick W.D. Turley as attorneys-in-fact and agents to Harrison M. Bains, Jr., Adela M. Cepeda, Richard S. Joseph, Gail A. Schneider, Joan E. Steel and Luis A. Ubiñas, is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2020.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1)	Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(m)	Rule 12b-1 Plan, Shareholder Servicing Plan and Rule 12b-1 Plan Related Agreement.

(1)	Amended and Restated Distribution and Shareholder Services Plan, relating to Adviser Class (formerly Class S) shares, is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 29, 2019.

(i)	Amendment to Amended and Restated Distribution and Shareholder Services Plan, relating to Adviser Class shares, to be filed by amendment.

(2)	Selling and/or Services Agreement, is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 29, 2019.

(n)	Rule 18f-3 Plan.

(1)	Amended Multiple Class Plan pursuant to Rule 18f-3, effective July 1, 2021, on behalf of each series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2021.

(2)	Amended Multiple Class Plan pursuant to Rule 18f-3, to be filed by amendment.

(o)	Reserved.

(p)	Codes of Ethics.

(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(2)	Code of Ethics Mercer Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(3)	Code of Ethics of Acadian Asset Management LLC, Subadvisor of Mercer Global Low Volatility Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(4)	Code of Ethics of Aristotle Pacific Capital, LLC, Subadvisor of Mercer Short Duration Fixed Income Fund, to be filed by amendment.

(5)	Code of Ethics of American Century Investment Management, Inc., Subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(6)	Code of Ethics of Arrowstreet Capital, Limited Partnership, Subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(7)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC, Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(8)	Code of Ethics of BennBridge US LLC, Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(9)	Code of Ethics of BlackRock International Limited, Subadvisor of Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(10)	Code of Ethics of Brandywine Global Investment Management, LLC, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(11)	Code of Ethics of Colchester Global Investors Limited, Subadvisor of Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(12)	Code of Ethics of Macquarie Investment Management, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(13)	Code of Ethics of GW&K Investment Management, LLC, Subadvisor of Mercer US Small/Mid Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(14)	Code of Ethics of Income Research & Management, Subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(15)	Code of Ethics of Jennison Associates LLC, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(16)	Code of Ethics of Loomis, Sayles & Company, L.P., Subadvisor of Mercer US Small/Mid Cap Equity Fund and Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(17)	Code of Ethics of LSV Asset Management, Subadvisor of Mercer US Small/Mid Cap Equity Fund and Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(18)	Code of Ethics of Manulife Investment Management (US) LLC, Subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(19)	Code of Ethics of Martingale Asset Management, L.P., Subadvisor of Mercer Global Low Volatility Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(20)	Code of Ethics of Massachusetts Financial Services Company, Subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(21)	Code of Ethics of Merganser Capital Management, LLC, Subadvisor of Mercer Short Duration Fixed Income Fund, to be filed by amendment.

(22)	Code of Ethics of Ninety One North America, Inc., Subadvisor of Mercer Global Low Volatility Equity Fund and Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(23)	Code of Ethics of O’Shaughnessy Asset Management, LLC, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(24)	Code of Ethics of Origin Asset Management LLP, Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(25)	Code of Ethics of Parametric Portfolio Associates, LLC, Subadvisor of Mercer US Large Cap Equity Fund, Mercer US Small/Mid Cap Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(26)	Code of Ethics of PGIM, Inc., Subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(27)	Code of Ethics of Polen Capital Management, LLC, Subadvisor of Mercer US Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(28)	Code of Ethics of River Road Asset Management, LLC, Subadvisor of Mercer US Small/Mid Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(29)	Code of Ethics of Schroder Investment Management North America Inc., Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(30)	Code of Ethics of Schroder Investment Management North America Ltd., Sub-Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(31)	Code of Ethics of Veritas Asset Management LLP, Subadvisor of Mercer Global Low Volatility Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(32)	Code of Ethics of Voya Investment Management Co. LLC, Subadvisor of Mercer Short Duration Fixed Income Fund, to be filed by amendment.

(33)	Code of Ethics of Western Asset Management Company, LLC, Subadvisor of Mercer Opportunistic Fixed Income Fund, and Western Asset Management Company Limited, Sub-Subadvisor of Mercer Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(34)	Code of Ethics of Westfield Capital Management Company, L.P., Subadvisor of Mercer US Small/Mid Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

(35)	Code of Ethics of William Blair Investment Management, LLC, Subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2023.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

Item 30.	INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or Trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817 permits a statutory trust to indemnify and hold harmless any Trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects Trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any Trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust effective May 16, 2005, as filed with the SEC via EDGAR on August 5, 2005;

(b)	Indemnification of the Trustees and officers of the Registrant is provided for in Sections 3 and 4 of an Indemnification Agreement between the Registrant and each indemnified party, effective March 11, 2013, as filed with the SEC via EDGAR on July 28, 2014;

(c)	Investment Management Agreement between the Registrant and Mercer Investments LLC, as provided for in Section 10 of the Agreement, as filed with the SEC via EDGAR on July 28, 2014;

(d)	Each Subadvisory Agreement between Mercer Investments LLC, on behalf of the several series portfolios of the Mercer Funds (formerly, MGI Funds), and the individual and respective subadvisors contains terms relevant to this Item 30 within Section 10 of each such agreement, as previously filed with the SEC via EDGAR with respect to each of the Subadvisory Agreements;

(e)	Distribution Agreement between the Registrant and MGI Funds Distributors, LLC, as provided for in Sections 7 and 8 of the Agreement, as filed with the SEC via EDGAR on July 29, 2022;

(f)	Custodian Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), as provided for in Section 15 of the Agreement, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

(g)	Delegation Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), as provided for in Section 11 of the Agreement, is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006; and

(h)	Administration Agreement between the Registrant and State Street Bank and Trust Company, as provided for in Section 6 of the Agreement, as filed with the SEC via EDGAR on July 28, 2014.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the

Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

Mercer Investments LLC, a Delaware corporation, is a federally registered investment adviser and indirect, wholly-owned subsidiary of Marsh & McLennan Companies, Inc. Mercer Investments LLC has its principal place of business at 99 High Street, Boston, MA 02110. Mercer Investments LLC is primarily engaged in providing investment management services. Additional information regarding Mercer Investments LLC, and information as to the officers and directors of Mercer Investments LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC” or “Commission”) (File No. 801-63730) and is incorporated herein by reference.

Acadian Asset Management LLC (“Acadian”), is a Subadvisor for the Registrant’s Mercer Global Low Volatility Equity Fund. Acadian has its principal place of business at 260 Franklin Street, Boston MA 02110. Additional information as to Acadian and the directors and officers of Acadian is included in Acadian’s Form ADV filed with the Commission (File No. 801-28078), which is incorporated herein by reference and sets forth the officers and directors of Acadian and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Aristotle Pacific Capital, LLC (“Aristotle Pacific”), is a Subadvisor for the Registrant’s Mercer Short Duration Fixed Income Fund. Aristotle Pacific has its principal place of business at 840 Newport Center Drive, Suite 700, Newport Beach, CA 92660. Additional information as to Aristotle Pacific and the directors and officers of Aristotle Pacific is included in Aristotle Pacific’s Form ADV filed with the Commission (File No. 801-117402), which is incorporated herein by reference and sets forth the officers and directors of Aristotle Pacific and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

American Century Investment Management, Inc. (“American Century”), is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. American Century has its principal place of business at 4500 Main Street, Kansas City, MO 64111. Additional information as to American Century and the directors and officers of American Century is included in American Century’s Form ADV filed with the Commission (File No. 801-8174), which is incorporated herein by reference and sets forth the officers and directors of American Century and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Arrowstreet Capital, Limited Partnership (“Arrowstreet”), is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. Arrowstreet has its principal place of business at 200 Clarendon Street, 30th Floor, Boston, Massachusetts 02116. Additional information as to Arrowstreet and the directors and officers of Arrowstreet is included in Arrowstreet’s Form ADV filed with the Commission (File No. 801-56633), which is incorporated herein by reference and sets forth the officers and directors of Arrowstreet and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

BennBridge US LLC (“BennBridge”), is a Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. BennBridge has its principal place of business at 260 Franklin Street, 16th Floor, Boston, Massachusetts 02110. Additional information as to BennBridge and the directors and officers of BennBridge is included in BennBridge’s Form ADV filed with the Commission (File No. 801-119611), which is incorporated herein by reference and sets forth the officers and directors of BennBridge and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), is a Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. Barrow Hanley has its principal place of business at 2200 Ross Avenue,

31st Floor, Dallas, TX 75201. Additional information as to Barrow Hanley and the directors and officers of Barrow Hanley is included in Barrow Hanley’s Form ADV filed with the Commission (File No. 801-31237), which is incorporated herein be reference and sets forth the officers and directors of Barrow Hanley and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

BlackRock International Limited (“BlackRock”), is a Subadvisor for the Registrant’s Mercer Opportunistic Fixed Income Fund. BlackRock has its principal place of business at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. Additional information as to BlackRock and the directors and officers of BlackRock is included in BlackRock’s Form ADV filed with the Commission (File No. 801-51087), which is incorporated herein by reference and sets forth the officers and directors of BlackRock and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Brandywine Global Investment Management, LLC (“Brandywine”), is a Subadvisor for the Registrant’s Mercer US Large Cap Equity Fund. Brandywine has its principal place of business at 1735 Market Street, Suite 1800, Philadelphia, PA 19103. Additional information as to Brandywine and the directors and officers of Brandywine is included in Brandywine’s Form ADV filed with the Commission (File No. 028-02204), which is incorporated herein by reference and sets forth the officers and directors of Brandywine and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Colchester Global Investors Limited (“Colchester”), is a Subadvisor for the Registrant’s Mercer Opportunistic Fixed Income Fund. Colchester has its principal place of business at Heathcoat House, 20 Savile Row, London W1S 3PR, United Kingdom. Additional information as to Colchester and the directors and officers of Colchester is included in Colchester’s Form ADV filed with the Commission (File No. 801-57116), which is incorporated herein by reference and sets forth the officers and directors of Colchester and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”), is a Subadvisor of Mercer US Large Cap Equity Fund. Macquarie has its principal place of business at 100 Independence, 610 Market Street, Philadelphia, PA 19106. Additional information as to Macquarie and the directors and officers of Macquarie is included in Macquarie’s Form ADV filed with the Commission (File No. 801-32108), which is incorporated by reference and sets forth the officers and directors of Macquarie and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

GW&K Investment Management, LLC (“GWK”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Equity Fund. GWK has its principal place of business at 222 Berkeley St., Boston, MA 02116. Additional information as to GWK and the directors and officers of GWK is included in GWK’s Form ADV filed with the Commission (File No. 801-61559), which is incorporated herein by reference and sets forth the officers and directors of GWK and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Income Research & Management (“IR+M”), is a Subadvisor for the Registrant’s Mercer Core Fixed Income Fund. IR+M has its principal place of business at 100 Federal Street, 30th Floor, Boston, MA 02110. Additional information as to IR+M and the directors and officers of IR+M is included in IR+M’s Form ADV filed with the Commission (File No. 801-29482), which is incorporated herein by reference and sets forth the officers and directors of IR+M and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Jennison Associates LLC (“Jennison”), is a Subadvisor of Mercer US Large Cap Equity Fund. Jennison has its principal place of business at 66 Lexington Avenue, New York, NY 10017. Additional information as to Jennison and the directors and officers of Jennison is included in Jennison’s Form ADV filed with the Commission (File No. 801-5608), which is incorporated by reference and sets forth the officers and directors of Jennison and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Loomis, Sayles & Company, L.P. (“Loomis”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Equity Fund and Mercer Opportunistic Fixed Income Fund. Loomis has its principal place of business at One Financial Center, Boston, Massachusetts 02111. Additional information as to Loomis and the directors and officers of Loomis is included in Loomis’ Form ADV with the Commission (File No. 801-170), which is incorporated herein by reference and sets forth the officers and directors of Loomis and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

LSV Asset Management (”LSV”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Equity Fund and Mercer Non-US Core Equity Fund. LSV has its principal place of business at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606. Additional information as to LSV and the directors and officers of LSV is included in LSV’s Form ADV filed with the Commission (File No. 801-47689), which is incorporated herein by reference and sets forth the officers and directors of LSV and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Manulife Investment Management (US) LLC (“Manulife”), is a Subadvisor for the Registrant’s Mercer Core Fixed Income Fund. Manulife has its principal place of business at 197 Clarendon Street, Boston, Massachusetts 02116. Additional information as to Manulife and the directors and officers of Manulife is included in Manulife’s Form ADV filed with the Commission (File No. 801-42023), which is incorporated herein by reference and sets forth the officers and directors of Manulife and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Martingale Asset Management, L.P. (“Martingale”) is a Subadvisor for the Registrant’s Mercer Global Low Volatility Equity Fund. Martingale has its principal place of business at 888 Boylston Street, Suite 1400, Boston, Massachusetts 02199. Additional information as to Martingale and the directors and officers of Martingale is included in Martingale’s Form ADV filed with the Commission (File No. 801-30067), which is incorporated herein by reference and sets forth the officers and directors of Martingale and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Massachusetts Financial Services Company (“MFS”), is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. MFS has its principal place of business at 111 Huntington Avenue, Boston, Massachusetts 02199. Additional information as to MFS and the directors and officers of MFS is included in MFS’s Form ADV filed with the Commission (File No. 801-17352), which is incorporated herein by reference and sets forth the officers and directors of MFS and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Merganser Capital Management, LLC (“Merganser”), is a Subadvisor for the Registrant’s Mercer Short Duration Fixed Income Fund. Merganser has its principal place of business at 99 High Street, Boston, MA 02110. Additional information as to Merganser and the directors and officers of Merganser is included in Merganser’s Form ADV filed with the Commission (File No. 801-78733), which is incorporated herein by reference and sets forth the officers and directors of Merganser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Ninety One North America, Inc. (“Ninety One”), is a Subadvisor for the Registrant’s Mercer Global Low Volatility Equity Fund and Mercer Opportunistic Fixed Income Fund. Ninety One has its principal place of business at 65 East 55th Street, 30th floor, New York, New York 10022. Additional information as to Ninety One and the directors and officers of Ninety One is included in Ninety One’s Form ADV filed with the Commission (File No. 801-80153), which is incorporated herein by reference and sets forth the officers and directors of Ninety One and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”), is a Subadvisor for the Registrant’s Mercer US Large Cap Equity Fund. O’Shaughnessy has its principal place of business at 6 Suburban Avenue, Stamford,

Connecticut 06901. Additional information as to O’Shaughnessy and the directors and officers of O’Shaughnessy is included in O’Shaughnessy’s Form ADV filed with the Commission (File No. 801-68177), which is incorporated herein by reference and sets forth the officers and directors of O’Shaughnessy and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Origin Asset Management LLP (“Origin”), is a Subadvisor of Mercer Emerging Markets Equity Fund. Origin has its principal place of business at One Carey Lane, London, United Kingdom EC2V 8AE. Additional information as to Origin and the directors and officers of Origin is included in Origin’s Form ADV filed with the Commission (File No. 801-67539) which is incorporated by reference and sets forth the officers and directors of Origin and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Parametric Portfolio Associates, LLC (“Parametric”) is a Subadvisor for the Registrant’s Mercer US Large Cap Equity Fund, Mercer US Small/Mid Cap Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund. Parametric has its principal place of business at 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104. Additional information as to Parametric and the directors and officers of Parametric is included in Parametric’s Form ADV filed with the Commission (File No. 801-60485), which is incorporated herein by reference and sets forth the officers and directors of Parametric and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

PGIM, Inc. (“PGIM”), is a Subadvisor for the Registrant’s Mercer Core Fixed Income Fund. PGIM has its principal place of business at 655 Broad Street, 8th Floor, Newark, NJ 07102. Additional information as to PGIM and the directors and officers of PGIM is included in PGIM’s Form ADV filed with the Commission (File No. 801-22808), which is incorporated herein by reference and sets forth the officers and directors of PGIM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Polen Capital Management LLC (“Polen”), is a Subadvisor of Mercer US Large Cap Equity Fund. Polen has its principal place of business at 1825 NW Corporate Boulevard, Boca Raton, FL 33431. Additional information as to Polen and the directors and officers of Polen is included in Polen’s Form ADV filed with the Commission (File No. 801-15180), which is incorporated by reference and sets forth the officers and directors of Polen and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

River Road Asset Management, LLC (“River Road”), is a Subadvisor of Mercer US Small/Mid Cap Equity Fund. River Road has its principal place of business at 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202. Additional information as to River Road and the directors and officers of River Road is included in River Road’s Form ADV filed with the Commission (File No. 801-64175), which is incorporated by reference and sets forth the officers and directors of River Road and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Schroder Investment Management North America Inc. (“SIMNA Inc.”), is a Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. SIMNA Inc. has its principal place of business at 7 Bryant Park, New York, New York 10018. Additional information as to SIMNA Inc. and the directors and officers of SIMNA Inc. is included in SIMNA Inc.’s Form ADV filed with the Commission (File No. 801-15834), which is incorporated herein by reference and sets forth the officers and directors of SIMNA Inc. and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Schroder Investment Management North America Ltd. (“SIMNA Ltd.”), is a Sub-Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. SIMNA Ltd. has its principal place of business at 1 London Wall Place, London, EC2Y 5AU, United Kingdom. Additional information as to SIMNA Ltd. and the directors and officers of SIMNA Ltd. is included in SIMNA Ltd.’s Form ADV filed with the Commission (File No. 801-37163), which is incorporated herein by reference and sets forth the officers and directors of SIMNA Ltd. and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Voya Investment Management Co. LLC (“Voya IM”), is a Subadvisor for the Registrant’s Mercer Short Duration Fixed Income Fund. Voya IM has its principal place of business at 230 Park Avenue, New York, New York, 101689. Additional information as to Voya IM and the directors and officers of Voya IM is included in Voya IM’s Form ADV filed with the Commission (File No. 801-9046), which is incorporated herein by reference and sets forth the officers and directors of Voya IM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Veritas Asset Management LLP (“Veritas”), is a Subadvisor for the Registrant’s Mercer Global Low Volatility Equity Fund. Veritas has its principal place of business at 1 Smart’s Place, London, WC2B 5LW. Additional information as to Veritas and the directors and officers of Veritas is included in Veritas’ Form ADV filed with the Commission (File No. 801-73512), which is incorporated herein by reference and sets forth the officers and directors of Veritas and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Western Asset Management Company, LLC (“WAMCO”), is a Subadvisor for the Registrant’s Mercer Opportunistic Fixed Income Fund. WAMCO has its principal place of business at 385 E. Colorado Blvd, Pasadena, California 91101. Additional information as to WAMCO and the directors and officers of WAMCO is included in WAMCO’s Form ADV filed with the Commission (File No. 801-8162), which is incorporated herein by reference and sets forth the officers and directors of WAMCO and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Western Asset Management Company Limited (“WAMCL”), is a Sub-Subadvisor for the Registrant’s Mercer Opportunistic Fixed Income Fund. WAMCL has its principal place of business at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom. Additional information as to WAMCL and the directors and officers of WAMCL is included in WAMCL’s Form ADV filed with the Commission (File No. 801-21068), which is incorporated herein by reference and sets forth the officers and directors of WAMCL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Westfield Capital Management Company, L.P. (“Westfield”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Equity Fund. Westfield has its principal place of business at One Financial Center, 24th Floor, Boston, MA, 02111. Additional information as to Westfield and the directors and officers of Westfield is included in Westfield’s Form ADV filed with the Commission (File No. 801-34350), which is incorporated herein by reference and sets forth the officers and directors of Westfield and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

William Blair Investment Management, LLC (“William Blair”), is a Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. William Blair has its principal place of business at 150 North Riverside Plaza, Chicago, Illinois, 60606. Additional information as to William Blair and the directors and officers of William Blair is included in William Blair’s Form ADV filed with the Commission (File No. 801-80640), which is incorporated herein by reference and sets forth the officers and directors of William Blair and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.	Principal Underwriter

(a)	MGI Funds Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

(1)	Mercer Funds

(b)	The following are the Officers and Managers of the Distributor, the Registrant’s principal underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

The following is a list of the Officers and Managers of the Distributor:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c)	Not Applicable

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by State Street Bank and Trust Company, with the exception of those maintained by the Registrant’s investment advisor, Mercer Investments LLC, 99 High Street, Boston, Massachusetts 02110 and 1166 Avenue of the Americas, New York, New York 10036.

State Street Bank and Trust Company provides general administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.

Item 34.	MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

Item 35.	UNDERTAKINGS

None.

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 17th day of August, 2023.

MERCER FUNDS

By:	/s/ Colin J. Dean
Colin J. Dean Vice President and Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Harrison M. Bains, Jr. *	Trustee	August 17, 2023
Harrison M. Bains, Jr.

Adela M. Cepeda *	Trustee	August 17, 2023
Adela M. Cepeda

Gail A. Schneider *	Trustee	August 17, 2023
Gail A. Schneider

Joan E. Steel *	Trustee	August 17, 2023
Joan E. Steel

Luis A. Ubiñas *	Trustee	August 17, 2023
Luis A. Ubiñas

Richard S. Joseph *	Trustee, President and Chief Executive Officer	August 17, 2023
Richard S. Joseph

Stephen Gouthro **	Vice President, Treasurer and Chief Financial Officer	August 17, 2023
Stephen Gouthro

By:	/s/ Colin J. Dean*, **
Colin J. Dean, Attorney-in-Fact

*	Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2020

**	Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed with the SEC via EDGAR on January 30, 2019